UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 04/30/2019

Item 1 – Report to Stockholders

APRIL 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock LifePath® Smart Beta Funds of BlackRock Funds II

▶	BlackRock LifePath® Smart Beta Retirement Fund

▶	BlackRock LifePath® Smart Beta 2020 Fund

▶	BlackRock LifePath® Smart Beta 2025 Fund

▶	BlackRock LifePath® Smart Beta 2030 Fund

▶	BlackRock LifePath® Smart Beta 2035 Fund

▶	BlackRock LifePath® Smart Beta 2040 Fund

▶	BlackRock LifePath® Smart Beta 2045 Fund

▶	BlackRock LifePath® Smart Beta 2050 Fund

▶	BlackRock LifePath® Smart Beta 2055 Fund

▶	BlackRock LifePath® Smart Beta 2060 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2019, the U.S. equity and bond markets posted positive returns while weathering significant volatility. Though the market’s appetite for risk remained healthy for most of the reporting period, risk taking declined sharply in late 2018. Thereafter, global equity markets rebounded strongly, as inflation diminished and the U.S. Federal Reserve (the “Fed”) announced a shift to less restrictive monetary policy.

Volatility rose in emerging market stocks, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe also led to negative performance for European equities. However, recent economic data indicates that Europe may emerge from its economic soft patch, reinvigorated by a manufacturing rebound and China’s economic stimulus.

In the U.S. equity market, volatility spiked in October, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

By comparison, fixed-income securities delivered modest positive returns with relatively low volatility. In fixed-income markets, short-term U.S. Treasury yields rose, while longer-term yields declined slightly. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment-grade and high-yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

The Fed shifted to a more patient perspective on the economy after increasing interest rates three times. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Relatively low inflation and modest economic growth give the Fed room to maintain support for the economy until the economic data builds the case for changing interest rates. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending. The shift toward more stimulative economic policy helped equity markets rebound in 2019.

We continue to believe the probability of recession in 2019 remains relatively low. Economic growth and global earnings are likely to slow somewhat in 2019 because the tax cut stimulus will be less pronounced, and the Fed’s rate hikes in 2018 will gain traction in 2019. We expect profit margins to continue to contract, which tends to happen late in the business cycle.

In this environment, U.S. and emerging market equities remain relatively attractive. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/ reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.76%	13.49%
U.S. small cap equities (Russell 2000® Index)	6.06	4.61
International equities (MSCI Europe, Australasia, Far East Index)	7.45	(3.22)
Emerging market equities (MSCI Emerging Markets Index)	13.76	(5.04)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.18	2.18
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.09	6.44
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.49	5.29
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.36	5.84
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.54	6.74
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

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Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta Funds

Investment Objective

Each BlackRock LifePath® Smart Beta Fund’s (collectively, the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the BlackRock LifePath® Smart Beta Retirement Fund (the “LifePath® Smart Beta Retirement Fund”) will be broadly diversified across global asset classes. With respect to the other Funds, in pursuit of its investment objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Portfolio Management Commentary

How did the Funds perform?

For the six-month period ended April 30, 2019, the BlackRock LifePath® Smart Beta Retirement Fund underperformed its custom benchmark and outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. For the same period, the BlackRock LifePath® Smart Beta Funds with target dates underperformed their custom benchmarks as well as the Russell 1000® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

The leading detractor with respect to the longer-dated Funds was the continued underperformance of multi-factor equity strategies across regions, which were hampered by poor relative returns from value stocks and momentum-driven names. The size factor rallied in 2019 after weak results earlier in the period, however the positive relative performance was not enough to offset weak results from value and momentum.

Performance for the shorter-dated Funds fared significantly better than the longer-dated iterations, while still underperforming their custom benchmarks. Credit-focused strategies boosted performance for much of the period as investors pivoted to a more risk-seeking stance in 2019.

Negative contributions within the shorter-dated Funds were driven by allocations to minimum volatility equity strategies, as these lagged other factors and the broad market amid the resurgence in risk assets in 2019.

The Funds’ alternative allocation to BlackRock Total Factor Fund added to performance over the period as long/short factor strategies outperformed, particularly within currencies.

Describe recent portfolio activity.

The Funds are rebalanced on a quarterly basis to reflect changes in their respective benchmarks. The quarterly rebalancing at the end of March 2019 introduced an allocation to U.S. Treasuries, funded from the Funds’ two credit-focused fixed income smart beta exposures.

Describe the Funds’ positioning at period end.

As of period end, the Funds were positioned to match the risk and return characteristics of their respective benchmarks. As designed, the shorter-dated Funds will typically have more fixed-income exposure while the longer-dated Funds will tend to have more equity risk. Relative to the reference benchmarks, the BlackRock LifePath® Smart Beta Funds were slightly overweight to equities in the shorter-dated Funds due to their use of lower beta minimum volatility equity strategies and alternatives. At the far end of the glide path, the Funds were slightly underweight in equities relative to the reference benchmarks due to the alternative allocation, while the fixed income exposure matched that of their respective benchmarks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of April 30, 2019 (continued)	BlackRock LifePath® Smart Beta Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each Fund, other than BlackRock LifePath® Smart Beta Retirement Fund, will change over time according to a predetermined “glide path” as each Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks and lower volatility of each Fund as retirement approaches. As each Fund approaches its target date, its asset allocation will shift so that each Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective. Because the BlackRock LifePath® Smart Beta Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time unlike the other Funds, although its allocation may change to maintain the BlackRock LifePath® Smart Beta Retirement Fund’s risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each Fund or achieve each Fund’s investment objective.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta Retirement Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 01/02/09	44.0%	44.8%	11.2%	N/A	N/A	N/A	N/A	N/A	N/A
01/03/09 to 01/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
05/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 10/31/15	51.4	N/A	N/A	20.8	3.8	10.9	0.5	3.8	8.8
11/01/15 to 10/31/16	51.2	N/A	N/A	20.5	4.1	11.2	0.5	3.7	8.8
11/01/16 to 10/31/17	51.2	N/A	N/A	21.6	4.1	12.6	0.5	1.2	8.8
11/01/17 to 10/31/18	51.2	N/A	N/A	21.8	4.2	13.5	0.5	N/A	8.8
11/01/18 to 04/30/19	51.3	N/A	N/A	22.1	3.7	13.6	0.6	N/A	8.7
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.83%	5.51%	N/A	4.41%	N/A	8.38%	N/A
Investor A	6.67	5.35	(0.18)%	4.13	3.02%	8.08	7.50%
Class K	6.81	5.60	N/A	4.48	N/A	8.47	N/A
Class R	6.58	5.06	N/A	3.88	N/A	7.79	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(c)	5.49	5.29	N/A	2.57	N/A	3.72	N/A
Retirement Custom Benchmark(d)	7.10	5.81	N/A	4.49	N/A	7.67	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. From December 31, 2014 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active Retirement Fund”. From November 27, 2012 to December 30, 2014, the Fund followed a different investment objective and different investment strategies under the name “BlackRock LifePath® Active 2015 Portfolio”. Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2015.”

(c)

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

(d)

A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

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Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2020 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 01/02/09	38.0%	49.6%	12.4%	N/A	N/A	N/A	N/A	N/A	N/A
01/03/09 to 01/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
05/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8
11/01/14 to 10/31/15	40.6	N/A	N/A	27.3	3.4	15.2	2.9	3.8	6.8
11/01/15 to 10/31/16	41.9	N/A	N/A	25.8	4.0	14.9	2.7	3.7	7.0
11/01/16 to 10/31/17	43.2	N/A	N/A	26.5	3.7	15.7	2.5	1.2	7.2
11/01/17 to 10/31/18	46.0	N/A	N/A	25.0	3.9	15.8	1.6	N/A	7.7
11/01/18 to 04/30/19	48.0	N/A	N/A	24.2	3.6	15.2	1.0	N/A	8.0
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.85%	5.28%	N/A	5.01%	N/A	8.97%	N/A
Investor A	6.66	4.98	(0.53)%	4.75	3.63%	8.67	8.09%
Class K	6.85	5.28	N/A	5.11	N/A	9.07	N/A
Class R	6.57	4.77	N/A	4.50	N/A	8.40	N/A
Russell 1000® Index(c)	10.00	13.33	N/A	11.41	N/A	15.39	N/A
2020 Custom Benchmark(d)	7.20	5.78	N/A	4.88	N/A	8.33	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2020 Fund”. Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2020.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2025 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index®	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 01/02/09	29.0%	56.8%	14.2%	N/A	N/A	N/A	N/A	N/A	N/A
01/03/09 to 01/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
05/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 10/31/15	31.7	N/A	N/A	32.7	3.0	18.5	5.2	3.8	5.1
11/01/15 to 10/31/16	32.2	N/A	N/A	31.2	3.8	18.6	5.2	3.8	5.2
11/01/16 to 10/31/17	33.3	N/A	N/A	32.4	3.0	19.2	5.4	1.3	5.4
11/01/17 to 10/31/18	35.3	N/A	N/A	31.4	3.1	19.5	5.0	N/A	5.7
11/01/18 to 04/30/19	36.8	N/A	N/A	30.6	3.0	19.2	4.4	N/A	6.0
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.05%	5.10%	N/A	5.50%	N/A	9.55%	N/A
Investor A	6.88	4.83	(0.68)%	5.25	4.12%	9.25	8.67%
Class K	7.13	5.28	N/A	5.59	N/A	9.65	N/A
Class R	6.89	4.72	N/A	5.01	N/A	8.98	N/A
Russell 1000® Index(c)	10.00	13.33	N/A	11.41	N/A	15.39	N/A
2025 Custom Benchmark(d)	7.87	6.16	N/A	5.48	N/A	9.12	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2025 Fund”. Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2025.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

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Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2030 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 01/02/09	16.0%	67.2%	16.8%	N/A	N/A	N/A	N/A	N/A	N/A
01/03/09 to 01/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
05/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 10/31/15	23.0	N/A	N/A	38.0	2.6	21.7	7.3	3.9	3.5
11/01/15 to 10/31/16	23.2	N/A	N/A	36.2	3.6	21.9	7.6	3.9	3.6
11/01/16 to 10/31/17	24.3	N/A	N/A	37.7	2.5	22.3	8.1	1.3	3.8
11/01/17 to 10/31/18	26.3	N/A	N/A	36.8	2.4	22.6	7.8	N/A	4.1
11/01/18 to 04/30/19	27.4	N/A	N/A	36.1	2.5	22.5	7.2	N/A	4.3
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.24%	4.80%	N/A	5.79%	N/A	9.97%	N/A
Investor A	7.11	4.55	(0.94)%	5.53	4.40%	9.64	9.05%
Class K	7.20	4.87	N/A	5.86	N/A	10.06	N/A
Class R	6.91	4.25	N/A	5.27	N/A	9.38	N/A
Russell 1000® Index(c)	10.00	13.33	N/A	11.41	N/A	15.39	N/A
2030 Custom Benchmark(d)	8.41	6.44	N/A	5.99	N/A	9.93	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2030 Fund”. Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2030.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	9

Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2035 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
05/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 10/31/15	14.9	N/A	N/A	42.8	2.2	24.7	9.4	3.9	2.1
11/01/15 to 10/31/16	14.5	N/A	N/A	40.9	3.4	25.2	9.9	4.0	2.1
11/01/16 to 10/31/17	15.9	N/A	N/A	43.0	1.8	25.5	10.8	2.3	0.7
11/01/17 to 10/31/18	17.4	N/A	N/A	42.0	1.7	25.7	10.6	N/A	2.6
11/01/18 to 04/30/19	18.5	N/A	N/A	41.1	2.0	25.7	9.9	N/A	2.8
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.48%	4.47%	N/A	5.98%	N/A	10.22%	N/A
Investor A	7.28	4.25	(1.23)%	5.71	4.58%	9.91	9.32%
Class K	7.45	4.54	N/A	6.05	N/A	10.31	N/A
Class R	7.23	3.98	N/A	5.47	N/A	9.64	N/A
Russell 1000® Index(c)	10.00	13.33	N/A	11.41	N/A	15.39	N/A
2035 Custom Benchmark(d)	8.90	6.69	N/A	6.47	N/A	10.65	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2035 Fund”. Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2035.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2040 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
05/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 10/31/15	7.9	N/A	N/A	46.4	2.1	27.3	11.4	4.0	0.9
11/01/15 to 10/31/16	6.7	N/A	N/A	44.6	3.4	28.2	12.1	4.1	0.9
11/01/16 to 10/31/17	8.1	N/A	N/A	47.3	1.3	28.3	13.2	1.1	0.7
11/01/17 to 10/31/18	9.4	N/A	N/A	46.6	1.2	28.4	13.1	N/A	1.3
11/01/18 to 04/30/19	10.5	N/A	N/A	45.9	1.5	28.5	12.2	N/A	1.4
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.51%	3.84%	N/A	6.12%	N/A	10.42%	N/A
Investor A	7.33	3.64	(1.81)%	5.86	4.72%	10.09	9.49%
Class K	7.51	3.94	N/A	6.21	N/A	10.52	N/A
Class R	7.27	3.46	N/A	5.62	N/A	9.83	N/A
Russell 1000® Index(c)	10.00	13.33	N/A	11.41	N/A	15.39	N/A
2040 Custom Benchmark(d)	9.33	6.89	N/A	6.89	N/A	11.04	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2040 Fund”. Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2040.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	11

Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2045 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%	0.0%
05/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9	0.0
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8	0.0
11/01/14 to 10/31/15	4.1	N/A	N/A	48.0	2.1	28.8	12.8	4.2	0.0
11/01/15 to 10/31/16	2.2	N/A	N/A	46.3	3.6	29.9	13.5	4.3	0.2
11/01/16 to 10/31/17	2.8	N/A	N/A	49.5	1.3	30.3	15.1	0.3	0.7
11/01/17 to 10/31/18	3.5	N/A	N/A	49.2	1.0	30.7	15.2	N/A	0.4
11/01/18 to 04/30/19	4.1	N/A	N/A	48.7	1.4	31.3	14.1	N/A	0.4
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	7.45%	3.66%	N/A	6.27%	N/A	10.67%	N/A
Investor A	7.40	3.47	(1.96)%	6.00	4.87%	10.33	9.74%
Class K	7.54	3.76	N/A	6.38	N/A	10.79	N/A
Class R	7.27	3.22	N/A	5.76	N/A	10.07	N/A
Russell 1000® Index(c)	10.00	13.33	N/A	11.41	N/A	15.39	N/A
2045 Custom Benchmark(d)	9.67	6.97	N/A	7.15	N/A	11.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2045 Fund”. Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2045.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2050 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index®	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
01/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%	0.0%
05/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0	0.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8	0.0
11/01/14 to 10/31/15	2.6	N/A	N/A	48.8	2.0	29.3	13.1	4.2	0.0
11/01/15 to 10/31/16	1.0	N/A	N/A	46.6	3.6	30.5	14.0	4.3	0.0
11/01/16 to 10/31/17	1.0	N/A	N/A	50.1	1.3	31.1	15.8	0.7	0.0
11/01/17 to 10/31/18	1.0	N/A	N/A	50.2	0.9	31.7	16.2	N/A	0.0
11/01/18 to 04/30/19	1.2	N/A	N/A	50.0	1.5	32.6	14.7	N/A	0.0
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	7.48%	3.33%	N/A	6.20%	N/A	10.76%	N/A
Investor A	7.26	3.07	(2.34)%	5.93	4.79%	10.41	9.82%
Class K	7.36	3.41	N/A	6.29	N/A	10.87	N/A
Class R	7.15	2.85	N/A	5.70	N/A	10.16	N/A
Russell 1000® Index(c)	10.00	13.33	N/A	11.41	N/A	15.39	N/A
2050 Custom Benchmark(d)	9.82	7.00	N/A	7.28	N/A	11.56	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund”. Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2050.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	13

Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2055 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
02/28/13 to 04/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%	0.0%
05/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2	0.0
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0	0.0
11/01/14 to 10/31/15	1.7	49.2	2.0	29.6	13.3	4.2	0.0
11/01/15 to 10/31/16	1.0	46.6	3.6	30.5	14.0	4.3	0.0
11/01/16 to 10/31/17	1.0	50.1	1.3	31.1	15.8	0.7	0.0
11/01/17 to 10/31/18	1.0	50.1	0.9	31.8	16.2	N/A	0.0
11/01/18 to 04/30/19	1.0	49.9	1.5	32.8	14.8	N/A	0.0
See “About Fund Performance” on page 21 for a description of the Custom Benchmark.

Performance Summary for the Period Ended April 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	7.23%	3.36%	N/A	6.35%	N/A	8.29%	N/A
Investor A	7.13	3.08	(2.34)%	6.08	4.94%	8.02	7.08%
Class K	7.30	3.52	N/A	6.47	N/A	8.41	N/A
Class R	6.99	2.91	N/A	5.85	N/A	7.77	N/A
Russell 1000® Index(d)	10.00	13.33	N/A	11.41	N/A	13.58	N/A
2055 Custom Benchmark(e)	9.84	7.00	N/A	7.29	N/A	8.97	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.”

(c)	The Fund commenced operations on February 28, 2013.
(d)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(e)

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta 2060 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
05/31/17 to 10/31/17	1.0%	50.4%	1.0%	31.4%	16.2%	0.0%
11/01/17 to 10/31/18	1.0	50.1	0.9	31.8	16.2	0.0
11/01/18 to 04/30/19	1.0	49.9	1.5	32.8	14.8	0.0
See “About Fund Performance” on page 21 for a description of the Custom Benchmark.

Performance Summary for the Period Ended April 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	7.25%	2.47%	N/A	6.56%	N/A
Investor A	7.10	2.21	(3.15)%	6.29	3.34%
Class K	7.26	2.48	N/A	6.63	N/A
Class R	7.02	1.93	N/A	6.01	N/A
Russell 1000® Index(d)	10.00	13.33	N/A	13.11	N/A
2060 Custom Benchmark(e)	9.84	7.00	N/A	9.17	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The Fund commenced operations on May 31, 2017.
(d)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(e)

A customized weighted index (the “2060 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	15

Portfolio Information as of April 30, 2019

BlackRock LifePath® Smart Beta Retirement Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Fixed Income Funds	55%
Equity Funds	44
Short-Term Securities	1

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares U.S. Treasury Bond ETF	21%
iShares Edge Investment Grade Enhanced Bond ETF	17
iShares Edge MSCI Multifactor USA ETF	13
iShares Edge MSCI Min Vol USA ETF	12
iShares TIPS Bond ETF	8
iShares Edge MSCI Multifactor International ETF	6
iShares Edge MSCI Min Vol EAFE ETF	6
BlackRock Total Factor Fund, Class K	5
iShares Edge High Yield Defensive Bond ETF	4
iShares Edge MSCI Multifactor USA Small-Cap ETF	4
iShares Core MSCI Emerging Markets ETF	1
iShares Edge MSCI Min Vol Emerging Markets ETF	1
BlackRock Liquidity Funds, T-Fund, Institutional Class	1
iShares Global REIT ETF	1

BlackRock LifePath® Smart Beta 2020 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Fixed Income Funds	52%
Equity Funds	48

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares U.S. Treasury Bond ETF	19%
iShares Edge Investment Grade Enhanced Bond ETF	16
iShares Edge MSCI Multifactor USA ETF	15
iShares Edge MSCI Min Vol USA ETF	12
iShares TIPS Bond ETF	8
iShares Edge MSCI Multifactor International ETF	7
iShares Edge MSCI Min Vol EAFE ETF	6
BlackRock Total Factor Fund, Class K	5
iShares Edge High Yield Defensive Bond ETF	4
iShares Edge MSCI Multifactor USA Small-Cap ETF	4
iShares Core MSCI Emerging Markets ETF	2
iShares Edge MSCI Min Vol Emerging Markets ETF	1
iShares Global REIT ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Portfolio Information  as of April 30, 2019 (continued)

BlackRock LifePath® Smart Beta 2025 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	60%
Fixed Income Funds	40

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Multifactor USA ETF	20%
iShares Edge Investment Grade Enhanced Bond ETF	12
iShares Edge MSCI Min Vol USA ETF	12
iShares U.S. Treasury Bond ETF	12
iShares Edge MSCI Multifactor International ETF	10
iShares Edge MSCI Min Vol EAFE ETF	6
iShares TIPS Bond ETF	6
iShares Edge High Yield Defensive Bond ETF	5
BlackRock Total Factor Fund, Class K	5
iShares Global REIT ETF	4
iShares Edge MSCI Multifactor USA Small-Cap ETF	3
iShares Core MSCI Emerging Markets ETF	3
iShares Edge MSCI Min Vol Emerging Markets ETF	2

BlackRock LifePath® Smart Beta 2030 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	68%
Fixed Income Funds	31
Short-Term Securities	1

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Multifactor USA ETF	25%
iShares Edge MSCI Multifactor International ETF	13
iShares Edge MSCI Min Vol USA ETF	12
iShares Edge Investment Grade Enhanced Bond ETF	9
iShares Global REIT ETF	6
iShares U.S. Treasury Bond ETF	6
iShares Edge High Yield Defensive Bond ETF	6
iShares Edge MSCI Min Vol EAFE ETF	6
BlackRock Total Factor Fund, Class K	5
iShares TIPS Bond ETF	5
iShares Core MSCI Emerging Markets ETF	3
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares Edge MSCI Min Vol Emerging Markets ETF	1
SL Liquidity Series, LLC, Money Market Series	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

P O R T F O L I O I N F O R M A T I O N	17

Portfolio Information  as of April 30, 2019 (continued)

BlackRock LifePath® Smart Beta 2035 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	79%
Fixed Income Funds	21

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Multifactor USA ETF	31%
iShares Edge MSCI Multifactor International ETF	16
iShares Edge MSCI Min Vol USA ETF	10
iShares Global REIT ETF	9
iShares Edge High Yield Defensive Bond ETF	5
iShares Edge MSCI Min Vol EAFE ETF	5
iShares Edge Investment Grade Enhanced Bond ETF	5
BlackRock Total Factor Fund, Class K	5
iShares Core MSCI Emerging Markets ETF	4
iShares TIPS Bond ETF	3
iShares U.S. Treasury Bond ETF	3
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares Edge MSCI Min Vol Emerging Markets ETF	2

BlackRock LifePath® Smart Beta 2040 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	88%
Fixed Income Funds	12

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Multifactor USA ETF	37%
iShares Edge MSCI Multifactor International ETF	19
iShares Global REIT ETF	11
iShares Edge MSCI Min Vol USA ETF	9
BlackRock Total Factor Fund, Class K	5
iShares Core MSCI Emerging Markets ETF	5
iShares Edge MSCI Min Vol EAFE ETF	4
iShares Edge High Yield Defensive Bond ETF	4
iShares TIPS Bond ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares Edge Investment Grade Enhanced Bond ETF	1
iShares Edge MSCI Min Vol Emerging Markets ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Portfolio Information  as of April 30, 2019 (continued)

BlackRock LifePath® Smart Beta 2045 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	93%
Fixed Income Funds	7

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Multifactor USA ETF	42%
iShares Edge MSCI Multifactor International ETF	22
iShares Global REIT ETF	12
iShares Edge MSCI Min Vol USA ETF	6
iShares Core MSCI Emerging Markets ETF	5
BlackRock Total Factor Fund, Class K	5
iShares Edge MSCI Min Vol EAFE ETF	3
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Min Vol Emerging Markets ETF	1
iShares TIPS Bond ETF	1

BlackRock LifePath® Smart Beta 2050 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	94%
Fixed Income Funds	6

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Multifactor USA ETF	44%
iShares Edge MSCI Multifactor International ETF	24
iShares Global REIT ETF	12
iShares Core MSCI Emerging Markets ETF	6
BlackRock Total Factor Fund, Class K	5
iShares Edge MSCI Min Vol USA ETF	3
iShares Edge MSCI Min Vol EAFE ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Min Vol Emerging Markets ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

P O R T F O L I O I N F O R M A T I O N	19

Portfolio Information  as of April 30, 2019 (continued)

BlackRock LifePath® Smart Beta 2055 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	93%
Fixed Income Funds	6
Short-Term Securities	1

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Multifactor USA ETF	47%
iShares Edge MSCI Multifactor International ETF	26
iShares Global REIT ETF	12
iShares Core MSCI Emerging Markets ETF	6
BlackRock Total Factor Fund, Class K	5
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares Edge High Yield Defensive Bond ETF	1
SL Liquidity Series, LLC, Money Market Series	1

BlackRock LifePath® Smart Beta 2060 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies

Equity Funds	94%
Fixed Income Funds	6

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies

iShares Edge MSCI Multifactor USA ETF	47%
iShares Edge MSCI Multifactor International ETF	26
iShares Global REIT ETF	13
iShares Core MSCI Emerging Markets ETF	6
BlackRock Total Factor Fund, Class K	5
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares Edge High Yield Defensive Bond ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

20	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Except with respect to BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund, Institutional Shares performance shown prior to the Institutional Shares inception date of November 27, 2012 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund) were comprised of the Bloomberg Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index®. Between November 27, 2012 (February 28, 2013 for BlackRock LifePath® Smart Beta 2055 Fund only) and November 17, 2016, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2060 Fund) were comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-USA IMI Index, FTSE EPRA Nareit Developed Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

Effective November 18, 2016, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2060 Fund) are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-USA IMI Index, FTSE EPRA Nareit Developed Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index (Series L). The Custom Benchmark of BlackRock LifePath® Smart Beta 2060 Fund, which commenced operations on May 31, 2017, has the same composition. For the six months ended April 30, 2019, the BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund did not have any allocation to the Bloomberg Barclays U.S. TIPS Index (Series L). The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index® is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI ACWI ex-USA IMI Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA Nareit Developed Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA Nareit. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Bloomberg Commodity Index is composed of futures contracts on physical commodities. The Bloomberg Commodity Index is designed to minimize concentration in any one commodity or sector. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glide path, as applicable.

A B O U T F U N D P E R F O R M A N C E	21

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2018 and held through April 30, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock LifePath® Smart Beta Retirement Fund
Institutional	$1,000.00	$1,068.30	$0.49	$1,000.00	$1,024.32	$0.48	0.10%
Investor A	1,000.00	1,066.70	1.59	1,000.00	1,023.25	1.56	0.31
Class K	1,000.00	1,068.10	0.00	1,000.00	1,024.79	0.00	0.00
Class R	1,000.00	1,065.80	2.79	1,000.00	1,022.09	2.74	0.55
BlackRock LifePath® Smart Beta 2020 Fund
Institutional	$1,000.00	$1,068.50	$0.43	$1,000.00	$1,024.37	$0.43	0.08%
Investor A	1,000.00	1,066.60	1.65	1,000.00	1,023.20	1.61	0.32
Class K	1,000.00	1,068.50	0.01	1,000.00	1,024.78	0.01	0.00
Class R	1,000.00	1,065.70	2.91	1,000.00	1,021.98	2.85	0.57
BlackRock LifePath® Smart Beta 2025 Fund
Institutional	$1,000.00	$1,070.50	$0.48	$1,000.00	$1,024.33	$0.47	0.09%
Investor A	1,000.00	1,068.80	1.66	1,000.00	1,023.19	1.62	0.32
Class K	1,000.00	1,071.30	0.01	1,000.00	1,024.78	0.01	0.00
Class R	1,000.00	1,068.90	2.78	1,000.00	1,022.11	2.72	0.54

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). See “Disclosure of Expenses” above for further information on how expenses were calculated.

22	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses  (continued)

Expense Examples (continued)

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock LifePath® Smart Beta 2030 Fund
Institutional	$1,000.00	$1,072.40	$0.46	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	1,000.00	1,071.10	1.71	1,000.00	1,023.14	1.67	0.33
Class K	1,000.00	1,072.00	0.01	1,000.00	1,024.79	0.01	0.00
Class R	1,000.00	1,069.10	2.89	1,000.00	1,022.00	2.83	0.56
BlackRock LifePath® Smart Beta 2035 Fund
Institutional	$1,000.00	$1,074.80	$0.52	$1,000.00	$1,024.29	$0.51	0.10%
Investor A	1,000.00	1,072.80	1.79	1,000.00	1,023.07	1.75	0.35
Class K	1,000.00	1,074.50	0.01	1,000.00	1,024.78	0.01	0.00
Class R	1,000.00	1,072.30	2.81	1,000.00	1,022.09	2.74	0.55
BlackRock LifePath® Smart Beta 2040 Fund
Institutional	$1,000.00	$1,075.10	$0.53	$1,000.00	$1,024.28	$0.52	0.10%
Investor A	1,000.00	1,073.30	1.79	1,000.00	1,023.07	1.74	0.35
Class K	1,000.00	1,075.10	0.01	1,000.00	1,024.78	0.01	0.00
Class R	1,000.00	1,072.70	2.92	1,000.00	1,021.98	2.85	0.57
BlackRock LifePath® Smart Beta 2045 Fund
Institutional	$1,000.00	$1,074.50	$0.53	$1,000.00	$1,024.28	$0.52	0.10%
Investor A	1,000.00	1,074.00	1.82	1,000.00	1,023.04	1.78	0.35
Class K	1,000.00	1,075.40	0.02	1,000.00	1,024.78	0.02	0.00
Class R	1,000.00	1,072.70	2.81	1,000.00	1,022.08	2.74	0.55
BlackRock LifePath® Smart Beta 2050 Fund
Institutional	$1,000.00	$1,074.80	$0.53	$1,000.00	$1,024.28	$0.52	0.10%
Investor A	1,000.00	1,072.60	1.80	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,073.60	0.02	1,000.00	1,024.78	0.02	0.00
Class R	1,000.00	1,071.50	2.83	1,000.00	1,022.07	2.76	0.55
BlackRock LifePath® Smart Beta 2055 Fund
Institutional	$1,000.00	$1,072.30	$0.52	$1,000.00	$1,024.29	$0.51	0.10%
Investor A	1,000.00	1,071.30	1.80	1,000.00	1,023.05	1.76	0.35
Class K	1,000.00	1,073.00	0.01	1,000.00	1,024.79	0.01	0.00
Class R	1,000.00	1,069.90	2.88	1,000.00	1,022.01	2.81	0.56
BlackRock LifePath® Smart Beta 2060 Fund
Institutional	$1,000.00	$1,072.50	$0.53	$1,000.00	$1,024.28	$0.52	0.10%
Investor A	1,000.00	1,071.00	1.80	1,000.00	1,023.06	1.76	0.35
Class K	1,000.00	1,072.60	0.00	1,000.00	1,024.79	0.00	0.00
Class R	1,000.00	1,070.20	3.00	1,000.00	1,021.90	2.93	0.58

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D I S C L O S U R E O F E X P E N S E S A N D D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	23

Schedule of Investments (unaudited) April 30, 2019	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 102.5%

Equity Funds — 45.5%
iShares Core MSCI Emerging Markets ETF	2,923	$154,451
iShares Edge MSCI Min Vol EAFE ETF	8,679	625,148
iShares Edge MSCI Min Vol Emerging Markets ETF	2,518	150,866
iShares Edge MSCI Min Vol USA ETF	21,792	1,309,263
iShares Edge MSCI Multifactor International ETF	23,988	641,679
iShares Edge MSCI Multifactor USA ETF	41,156	1,316,169
iShares Edge MSCI Multifactor USA Small-Cap ETF	8,970	372,793
iShares Global REIT ETF	2,590	68,739

		4,639,108

Fixed Income Funds — 56.2%
BlackRock Total Factor Fund, Class K	49,473	503,139
iShares Edge High Yield Defensive Bond ETF	8,980	448,102
iShares Edge Investment Grade Enhanced Bond ETF	35,321	1,753,197
iShares TIPS Bond ETF	7,733	876,304
iShares U.S. Treasury Bond ETF	86,065	2,159,371

		5,740,113

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(a)	77,886	77,886

Total Affiliated Investment Companies — 102.5% (Cost: $9,808,487)		10,457,107

Liabilities in Excess of Other Assets — (2.5)%		(251,612)

Net Assets — 100.0%		$10,205,495

(a)	Annualized 7-day yield as of period end.
(b)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,422	50,464	(b)	—	77,886	$77,886	$298		$—	$—
BlackRock Total Factor Fund, Class K	67,715	1,566		(19,808)	49,473	503,139	12,907		(4,318)	30,859
iShares Core MSCI Emerging Markets ETF	3,800	323		(1,200)	2,923	154,451	2,662		(9,874)	28,531
iShares Edge High Yield Defensive Bond ETF	26,750	100		(17,870)	8,980	448,102	28,962		(35,290)	34,461
iShares Edge Investment Grade Enhanced Bond ETF	85,100	7,271		(57,050)	35,321	1,753,197	63,208		(9,021)	181,228
iShares Edge MSCI Min Vol EAFE ETF	11,351	1,169		(3,841)	8,679	625,148	7,237		(2,525)	39,057
iShares Edge MSCI Min Vol Emerging Markets ETF	3,200	18		(700)	2,518	150,866	2,327		(3,301)	17,498
iShares Edge MSCI Min Vol USA ETF	28,523	2,789		(9,520)	21,792	1,309,263	13,010		60,004	68,399
iShares Edge MSCI Multifactor International ETF	30,820	2,479		(9,311)	23,988	641,679	6,934		(33,224)	62,777
iShares Edge MSCI Multifactor USA ETF	51,100	5,556		(15,500)	41,156	1,316,169	27,997		(15,829)	51,287
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,100	—		(4,130)	8,970	372,793	2,623		13,173	(1,397)
iShares Global REIT ETF	2,440	750		(600)	2,590	68,739	991		652	3,830
iShares TIPS Bond ETF	10,247	1,569		(4,083)	7,733	876,304	4,244		(12,237)	49,427
iShares U.S. Treasury Bond ETF	—	87,185		(1,120)	86,065	2,159,371	3,851		(265)	(12,489)
SL Liquidity Series, LLC, Money Market Series	—	—		—	—	—	2,200	(c)	272	—

						$10,457,107	$179,451		$(51,783)	$553,468

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock LifePath® Smart Beta Retirement Fund

Portfolio Abbreviations

ETF    Exchange-Traded Fund

REIT   Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$10,457,107	$—	$—	$10,457,107

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) April 30, 2019	BlackRock LifePath® Smart Beta 2020 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 101.5%

Equity Funds — 48.8%
iShares Core MSCI Emerging Markets ETF	6,827	$360,739
iShares Edge MSCI Min Vol EAFE ETF	15,644	1,126,837
iShares Edge MSCI Min Vol Emerging Markets ETF	4,748	284,477
iShares Edge MSCI Min Vol USA ETF	38,328	2,302,746
iShares Edge MSCI Multifactor International ETF	54,268	1,451,669
iShares Edge MSCI Multifactor USA ETF	92,365	2,953,833
iShares Edge MSCI Multifactor USA Small-Cap ETF	16,620	690,727
iShares Global REIT ETF	7,758	205,897

		9,376,925

Fixed Income Funds — 52.6%
BlackRock Total Factor Fund, Class K	95,308	969,285
iShares Edge High Yield Defensive Bond ETF	16,190	807,881
iShares Edge Investment Grade Enhanced Bond ETF	61,144	3,034,950
iShares TIPS Bond ETF	13,341	1,511,802
iShares U.S. Treasury Bond ETF	150,404	3,773,636

		10,097,554

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(a)	22,305	22,305

Total Affiliated Investment Companies — 101.5% (Cost: $18,155,803)		19,496,784

Liabilities in Excess of Other Assets — (1.5)%		(289,649)

Net Assets — 100.0%		$19,207,135

(a)	Annualized 7-day yield as of period end.
(b)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	690,735	—	(668,430	)(b)	22,305	$22,305	$612		$—	$—
BlackRock Total Factor Fund, Class K	109,761	6,628	(21,081)		95,308	969,285	24,121		(2,980)	50,693
iShares Core MSCI Emerging Markets ETF	8,000	797	(1,970)		6,827	360,739	6,268		(13,776)	57,522
iShares Edge High Yield Defensive Bond ETF	43,340	300	(27,450)		16,190	807,881	51,271		(53,290)	56,232
iShares Edge Investment Grade Enhanced Bond ETF	128,200	13,800	(80,856)		61,144	3,034,950	103,337		19,667	280,065
iShares Edge MSCI Min Vol EAFE ETF	18,238	1,124	(3,718)		15,644	1,126,837	12,863		3,934	59,473
iShares Edge MSCI Min Vol Emerging Markets ETF	5,800	160	(1,212)		4,748	284,477	4,482		(5,490)	31,877
iShares Edge MSCI Min Vol USA ETF	45,387	4,494	(11,553)		38,328	2,302,746	23,102		42,472	178,780
iShares Edge MSCI Multifactor International ETF	61,374	4,273	(11,379)		54,268	1,451,669	15,376		412	71,412
iShares Edge MSCI Multifactor USA ETF	100,843	16,254	(24,732)		92,365	2,953,833	62,031		(24,016)	111,915
iShares Edge MSCI Multifactor USA Small-Cap ETF	19,930	—	(3,310)		16,620	690,727	4,625		2,591	24,957
iShares Global REIT ETF	8,490	828	(1,560)		7,758	205,897	3,727		1,387	15,310
iShares TIPS Bond ETF	15,196	3,419	(5,274)		13,341	1,511,802	6,366		(14,815)	75,993
iShares U.S. Treasury Bond ETF	—	153,713	(3,309)		150,404	3,773,636	6,831		(843)	(21,929)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	4,154	(c)	361	—

						$19,496,784	$329,166		$(44,386)	$992,300

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

26	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock LifePath® Smart Beta 2020 Fund

Portfolio Abbreviations

ETF    Exchange-Traded Fund

REIT   Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$19,496,784	$—	$—	$19,496,784

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) April 30, 2019	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 100.1%

Equity Funds — 59.6%
iShares Core MSCI Emerging Markets ETF	11,489	$607,079
iShares Edge MSCI Min Vol EAFE ETF	20,622	1,485,403
iShares Edge MSCI Min Vol Emerging Markets ETF	6,318	378,543
iShares Edge MSCI Min Vol USA ETF	49,829	2,993,726
iShares Edge MSCI Multifactor International ETF	91,050	2,435,588
iShares Edge MSCI Multifactor USA ETF	153,835	4,919,643
iShares Edge MSCI Multifactor USA Small-Cap ETF	17,112	711,175
iShares Global REIT ETF	38,580	1,023,913

		14,555,070

Fixed Income Funds — 40.3%
BlackRock Total Factor Fund, Class K	117,292	1,192,860
iShares Edge High Yield Defensive Bond ETF	26,770	1,335,823
iShares Edge Investment Grade Enhanced Bond ETF	60,477	3,001,842
iShares TIPS Bond ETF	12,937	1,466,021
iShares U.S. Treasury Bond ETF	113,058	2,836,625

		9,833,171

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(a)	42,316	42,316

Total Affiliated Investment Companies — 100.1% (Cost: $22,318,250)		24,430,557

Liabilities in Excess of Other Assets — (0.1)%		(20,420)

Net Assets — 100.0%		$24,410,137

(a)	Annualized 7-day yield as of period end.
(b)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	42,316	(b)	—		42,316	$42,316	$725		$—	$—
BlackRock Total Factor Fund, Class K	141,916	5,698		(30,322)		117,292	1,192,860	32,176		(5,020)	65,485
iShares Core MSCI Emerging Markets ETF	13,442	1,546		(3,499)		11,489	607,079	10,898		(26,954)	100,476
iShares Edge High Yield Defensive Bond ETF	57,800	600		(31,630)		26,770	1,335,823	66,610		(73,453)	76,845
iShares Edge Investment Grade Enhanced Bond ETF	117,135	12,721		(69,379)		60,477	3,001,842	93,926		8,009	261,381
iShares Edge MSCI Min Vol EAFE ETF	24,725	1,643		(5,746)		20,622	1,485,403	18,179		(13,530)	96,652
iShares Edge MSCI Min Vol Emerging Markets ETF	6,900	337		(919)		6,318	378,543	5,861		(3,159)	37,509
iShares Edge MSCI Min Vol USA ETF	62,040	5,520		(17,731)		49,829	2,993,726	31,333		8,471	282,677
iShares Edge MSCI Multifactor International ETF	105,362	8,849		(23,161)		91,050	2,435,588	26,490		(3,580)	123,440
iShares Edge MSCI Multifactor USA ETF	172,974	24,666		(43,805)		153,835	4,919,643	107,599		(51,791)	186,386
iShares Edge MSCI Multifactor USA Small-Cap ETF	22,012	—		(4,900)		17,112	711,175	5,072		(2,498)	26,986
iShares Global REIT ETF	51,394	726		(13,540)		38,580	1,023,913	21,778		8,525	89,442
iShares TIPS Bond ETF	14,888	3,056		(5,007)		12,937	1,466,021	6,217		(12,266)	70,386
iShares U.S. Treasury Bond ETF	—	114,092		(1,034)		113,058	2,836,625	5,008		(203)	(16,358)
SL Liquidity Series, LLC, Money Market Series	5,109,629	—		(5,109,629	)(c)	—	—	3,013	(d)	84	5

							$24,430,557	$434,885		$(167,365)	$1,401,312

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

28	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock LifePath® Smart Beta 2025 Fund

Portfolio Abbreviations

ETF    Exchange-Traded Fund

REIT   Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$24,430,557	$—	$—	$24,430,557

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) April 30, 2019	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 100.6%

Equity Funds — 69.2%
iShares Core MSCI Emerging Markets ETF	15,216	$804,014
iShares Edge MSCI Min Vol EAFE ETF	20,674	1,489,148
iShares Edge MSCI Min Vol Emerging Markets ETF	6,138	367,758
iShares Edge MSCI Min Vol USA ETF	49,038	2,946,203
iShares Edge MSCI Multifactor International ETF	121,592	3,252,586
iShares Edge MSCI Multifactor USA ETF	201,468	6,442,947
iShares Edge MSCI Multifactor USA Small-Cap ETF	15,200	631,712
iShares Global REIT ETF	60,930	1,617,082

		17,551,450

Fixed Income Funds — 30.7%
BlackRock Total Factor Fund, Class K	122,140	1,242,164
iShares Edge High Yield Defensive Bond ETF(a)	30,870	1,540,413
iShares Edge Investment Grade Enhanced Bond ETF	45,785	2,272,589
iShares TIPS Bond ETF	10,081	1,142,379
iShares U.S. Treasury Bond ETF	62,925	1,578,788

		7,776,333

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(b)	39,012	39,012
SL Liquidity Series, LLC, Money Market Series, 2.61%(b)(c)	142,771	142,800

		181,812

Total Affiliated Investment Companies — 100.6% (Cost: $23,092,009)		25,509,595

Liabilities in Excess of Other Assets — (0.6)%		(162,258)

Net Assets — 100.0%		$25,347,337

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	71,687	—	(32,675	)(b)	39,012	$39,012	$1,011		$—	$—
BlackRock Total Factor Fund, Class K	144,461	14,581	(36,902)		122,140	1,242,164	28,219		(5,083)	68,455
iShares Core MSCI Emerging Markets ETF	16,530	3,055	(4,369)		15,216	804,014	12,690		(34,534)	123,771
iShares Edge High Yield Defensive Bond ETF	57,570	700	(27,400)		30,870	1,540,413	65,018		(69,760)	77,367
iShares Edge Investment Grade Enhanced Bond ETF	70,465	14,857	(39,537)		45,785	2,272,589	58,617		(1,049)	171,000
iShares Edge MSCI Min Vol EAFE ETF	23,564	3,344	(6,234)		20,674	1,489,148	16,175		(18,633)	102,302
iShares Edge MSCI Min Vol Emerging Markets ETF	6,900	415	(1,177)		6,138	367,758	5,430		(5,194)	37,677
iShares Edge MSCI Min Vol USA ETF	60,986	8,255	(20,203)		49,038	2,946,203	30,345		(9,083)	301,352
iShares Edge MSCI Multifactor International ETF	130,460	21,764	(30,632)		121,592	3,252,586	30,549		(8,504)	157,318
iShares Edge MSCI Multifactor USA ETF	216,595	43,220	(58,347)		201,468	6,442,947	127,876		(47,890)	241,141
iShares Edge MSCI Multifactor USA Small-Cap ETF	17,500	900	(3,200)		15,200	631,712	3,989		(3,667)	29,954
iShares Global REIT ETF	85,696	6,152	(30,918)		60,930	1,617,082	35,093		16,052	146,073
iShares TIPS Bond ETF	10,434	4,042	(4,395)		10,081	1,142,379	4,245		(6,853)	50,821
iShares U.S. Treasury Bond ETF	—	65,491	(2,566)		62,925	1,578,788	2,771		(621)	(8,538)
SL Liquidity Series, LLC, Money Market Series	3,383,360	—	(3,240,589	)(b)	142,771	142,800	1,695	(c)	188	—

						$25,509,595	$423,723		$(194,631)	$1,498,693

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock LifePath® Smart Beta 2030 Fund

Portfolio Abbreviations

ETF    Exchange-Traded Fund

REIT   Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$25,366,795	$—	$—	$25,366,795

Investments Valued at NAV(b)				142,800

Total Investments				$25,509,595

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) April 30, 2019	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 100.1%

Equity Funds — 78.9%
iShares Core MSCI Emerging Markets ETF	14,386	$760,156
iShares Edge MSCI Min Vol EAFE ETF	13,922	1,002,802
iShares Edge MSCI Min Vol Emerging Markets ETF	4,353	260,810
iShares Edge MSCI Min Vol USA ETF	32,879	1,975,370
iShares Edge MSCI Multifactor International ETF	113,618	3,039,281
iShares Edge MSCI Multifactor USA ETF	185,371	5,928,165
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,400	390,664
iShares Global REIT ETF	63,266	1,679,080

		15,036,328

Fixed Income Funds — 21.0%
BlackRock Total Factor Fund, Class K	92,597	941,715
iShares Edge High Yield Defensive Bond ETF	20,230	1,009,477
iShares Edge Investment Grade Enhanced Bond ETF	20,109	998,132
iShares TIPS Bond ETF	5,067	574,192
iShares U.S. Treasury Bond ETF	19,108	479,420

		4,002,936

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(a)	45,280	45,280

Total Affiliated Investment Companies — 100.1% (Cost: $17,135,220)		19,084,544

Liabilities in Excess of Other Assets — (0.1)%		(24,185)

Net Assets — 100.0%		$19,060,359

(a)	Annualized 7-day yield as of period end.
(b)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	87,459	—	(42,179	)(b)	45,280	$45,280	$816		$—	$—
BlackRock Total Factor Fund, Class K	108,780	11,656	(27,839)		92,597	941,715	24,395		(4,818)	51,654
iShares Core MSCI Emerging Markets ETF	15,770	3,002	(4,386)		14,386	760,156	13,008		(32,740)	119,257
iShares Edge High Yield Defensive Bond ETF	26,180	350	(6,300)		20,230	1,009,477	34,395		(12,640)	37,199
iShares Edge Investment Grade Enhanced Bond ETF	31,700	3,427	(15,018)		20,109	998,132	26,026		1,354	73,109
iShares Edge MSCI Min Vol EAFE ETF	17,300	3,057	(6,435)		13,922	1,002,802	13,155		(16,981)	77,516
iShares Edge MSCI Min Vol Emerging Markets ETF	5,100	353	(1,100)		4,353	260,810	4,223		(3,588)	28,212
iShares Edge MSCI Min Vol USA ETF	44,693	6,085	(17,899)		32,879	1,975,370	22,541		(7,611)	213,530
iShares Edge MSCI Multifactor International ETF	123,209	24,192	(33,783)		113,618	3,039,281	31,461		2,208	145,912
iShares Edge MSCI Multifactor USA ETF	203,686	42,496	(60,811)		185,371	5,928,165	127,282		(35,435)	203,413
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,400	—	—		9,400	390,664	2,391		—	17,578
iShares Global REIT ETF	87,630	7,415	(31,779)		63,266	1,679,080	37,776		21,282	147,693
iShares TIPS Bond ETF	5,137	3,631	(3,701)		5,067	574,192	2,201		(3,413)	23,111
iShares U.S. Treasury Bond ETF	—	19,864	(756)		19,108	479,420	811		(164)	(2,565)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	855	(c)	157	—

						$19,084,544	$341,336		$(92,389)	$1,135,619

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF    Exchange-Traded Fund

REIT   Real Estate Investment Trust

32	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock LifePath® Smart Beta 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$19,084,544	$—	$—	$19,084,544

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) April 30, 2019	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 100.6%

Equity Funds — 88.2%
iShares Core MSCI Emerging Markets ETF	14,672	$775,269
iShares Edge MSCI Min Vol EAFE ETF	10,089	726,711
iShares Edge MSCI Min Vol Emerging Markets ETF	3,219	192,866
iShares Edge MSCI Min Vol USA ETF	23,677	1,422,514
iShares Edge MSCI Multifactor International ETF	117,645	3,147,004
iShares Edge MSCI Multifactor USA ETF	190,458	6,090,847
iShares Edge MSCI Multifactor USA Small-Cap ETF	6,470	268,893
iShares Global REIT ETF	66,494	1,764,751

		14,388,855

Fixed Income Funds — 12.2%
BlackRock Total Factor Fund, Class K	79,889	812,470
iShares Edge High Yield Defensive Bond ETF	11,650	581,335
iShares Edge Investment Grade Enhanced Bond ETF	4,825	239,494
iShares TIPS Bond ETF	2,376	269,248
iShares U.S. Treasury Bond ETF	3,522	88,367

		1,990,914

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(a)	30,009	30,009

Total Affiliated Investment Companies — 100.6% (Cost: $14,451,309)		16,409,778

Liabilities in Excess of Other Assets — (0.6)%		(90,798)

Net Assets — 100.0%		$16,318,980

(a)	Annualized 7-day yield as of period end.
(b)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	51,066	—	(21,057	)(b)	30,009	$30,009	$567		$—	$—
BlackRock Total Factor Fund, Class K	93,440	9,457	(23,008)		79,889	812,470	20,405		(4,986)	44,827
iShares Core MSCI Emerging Markets ETF	16,975	2,551	(4,854)		14,672	775,269	13,201		(37,442)	128,763
iShares Edge High Yield Defensive Bond ETF	5,500	6,550	(400)		11,650	581,335	10,926		(599)	19,754
iShares Edge Investment Grade Enhanced Bond ETF	12,330	95	(7,600)		4,825	239,494	9,053		(1,107)	24,886
iShares Edge MSCI Min Vol EAFE ETF	13,404	1,522	(4,837)		10,089	726,711	9,480		(11,656)	57,362
iShares Edge MSCI Min Vol Emerging Markets ETF	4,000	19	(800)		3,219	192,866	3,275		(2,095)	21,080
iShares Edge MSCI Min Vol USA ETF	34,808	3,976	(15,107)		23,677	1,422,514	16,652		(3,033)	161,413
iShares Edge MSCI Multifactor International ETF	128,301	19,774	(30,430)		117,645	3,147,004	31,103		2,019	147,201
iShares Edge MSCI Multifactor USA ETF	212,023	36,339	(57,904)		190,458	6,090,847	127,394		(304)	179,001
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,870	600	—		6,470	268,893	1,493		—	11,875
iShares Global REIT ETF	95,076	4,469	(33,051)		66,494	1,764,751	40,543		28,692	156,415
iShares TIPS Bond ETF	2,130	1,040	(794)		2,376	269,248	834		(819)	9,802
iShares U.S. Treasury Bond ETF	—	3,522	—		3,522	88,367	155		—	(511)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	1,158	(c)	231	—

						$16,409,778	$286,239		$(31,099)	$961,868

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF    Exchange-Traded Fund

REIT   Real Estate Investment Trust

34	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock LifePath® Smart Beta 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$16,409,778	$—	$—	$16,409,778

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) April 30, 2019	BlackRock LifePath® Smart Beta 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 100.0%

Equity Funds — 93.2%
iShares Core MSCI Emerging Markets ETF	13,223	$698,703
iShares Edge MSCI Min Vol EAFE ETF	5,670	408,410
iShares Edge MSCI Min Vol Emerging Markets ETF	1,920	115,037
iShares Edge MSCI Min Vol USA ETF	12,798	768,904
iShares Edge MSCI Multifactor International ETF	105,745	2,828,679
iShares Edge MSCI Multifactor USA ETF	165,810	5,302,604
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,500	228,580
iShares Global REIT ETF	58,201	1,544,655

		11,895,572

Fixed Income Funds — 6.5%
BlackRock Total Factor Fund, Class K	62,245	633,030
iShares Edge High Yield Defensive Bond ETF	2,600	129,740
iShares TIPS Bond ETF	648	73,431

		836,201

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(a)	37,410	37,410

Total Affiliated Investment Companies — 100.0% (Cost: $11,307,888)		12,769,183

Other Assets Less Liabilities — 0.0%		1,052

Net Assets — 100.0%		$12,770,235

(a)	Annualized 7-day yield as of period end.
(b)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	29,205	8,205	(b)	—	37,410	$37,410	$575		$—	$—
BlackRock Total Factor Fund, Class K	74,125	7,079		(18,959)	62,245	633,030	16,515		(3,722)	35,194
iShares Core MSCI Emerging Markets ETF	14,160	2,872		(3,809)	13,223	698,703	11,574		(27,042)	106,379
iShares Edge High Yield Defensive Bond ETF	4,300	—		(1,700)	2,600	129,740	5,111		(5,360)	5,852
iShares Edge MSCI Min Vol EAFE ETF	7,707	1,132		(3,169)	5,670	408,410	5,949		(6,730)	34,314
iShares Edge MSCI Min Vol Emerging Markets ETF	2,400	24		(504)	1,920	115,037	2,068		(378)	11,540
iShares Edge MSCI Min Vol USA ETF	20,278	2,511		(9,991)	12,798	768,904	10,423		3,319	90,827
iShares Edge MSCI Multifactor International ETF	107,991	22,023		(24,269)	105,745	2,828,679	27,791		2,494	131,664
iShares Edge MSCI Multifactor USA ETF	178,289	36,534		(49,013)	165,810	5,302,604	112,842		(24,534)	183,025
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,050	1,600		(150)	5,500	228,580	1,132		(671)	15,054
iShares Global REIT ETF	84,975	5,878		(32,652)	58,201	1,544,655	37,611		21,149	136,692
iShares TIPS Bond ETF	540	270		(162)	648	73,431	216		(68)	2,129
SL Liquidity Series, LLC, Money Market Series	—	—		—	—	—	833	(c)	(58)	—

						$12,769,183	$232,640		$(41,601)	$752,670

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF    Exchange-Traded Fund

REIT   Real Estate Investment Trust

36	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock LifePath® Smart Beta 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$12,769,183	$—	$—	$12,769,183

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) April 30, 2019	BlackRock LifePath® Smart Beta 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 100.1%

Equity Funds — 93.8%
iShares Core MSCI Emerging Markets ETF	15,014	$793,340
iShares Edge MSCI Min Vol EAFE ETF	3,129	225,382
iShares Edge MSCI Min Vol Emerging Markets ETF	1,409	84,420
iShares Edge MSCI Min Vol USA ETF	6,807	408,965
iShares Edge MSCI Multifactor International ETF	119,804	3,204,757
iShares Edge MSCI Multifactor USA ETF	184,647	5,905,011
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,400	224,424
iShares Global REIT ETF	62,664	1,663,102

		12,509,401

Fixed Income Funds — 6.1%
BlackRock Total Factor Fund, Class K	65,162	662,701
iShares Edge High Yield Defensive Bond ETF	2,750	137,225
iShares TIPS Bond ETF	67	7,592

		807,518

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(a)	30,131	30,131

Total Affiliated Investment Companies — 100.1% (Cost: $11,705,295)		13,347,050

Liabilities in Excess of Other Assets — (0.1)%		(17,064)

Net Assets — 100.0%		$13,329,986

(a)	Annualized 7-day yield as of period end.
(b)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	74,241	—	(44,110	)(b)	30,131	$30,131	$649		$—	$—
BlackRock Total Factor Fund, Class K	76,175	8,823	(19,836)		65,162	662,701	16,615		(4,117)	36,122
iShares Core MSCI Emerging Markets ETF	16,071	4,353	(5,410)		15,014	793,340	12,683		(39,477)	129,688
iShares Edge High Yield Defensive Bond ETF	3,200	150	(600)		2,750	137,225	4,330		(980)	4,602
iShares Edge MSCI Min Vol EAFE ETF	5,400	1,371	(3,642)		3,129	225,382	3,860		(6,401)	25,900
iShares Edge MSCI Min Vol Emerging Markets ETF	1,400	11	(2)		1,409	84,420	1,207		—	6,911
iShares Edge MSCI Min Vol USA ETF	14,300	2,179	(9,672)		6,807	408,965	7,088		4,782	57,610
iShares Edge MSCI Multifactor International ETF	120,033	30,840	(31,069)		119,804	3,204,757	30,022		13,350	138,353
iShares Edge MSCI Multifactor USA ETF	197,957	45,974	(59,284)		184,647	5,905,011	122,212		21,762	160,962
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,500	2,400	(500)		5,400	224,424	1,041		(1,358)	18,877
iShares Global REIT ETF	94,214	7,812	(39,362)		62,664	1,663,102	39,755		18,702	148,797
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	473	(c)	32	—

						$13,347,050	$239,935		$6,295	$727,838

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF    Exchange-Traded Fund

REIT   Real Estate Investment Trust

38	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock LifePath® Smart Beta 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$13,347,050	$—	$—	$13,347,050

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) April 30, 2019	BlackRock LifePath® Smart Beta 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 100.5%

Equity Funds — 93.8%
iShares Core MSCI Emerging Markets ETF	10,448	$552,072
iShares Edge MSCI Multifactor International ETF	82,188	2,198,529
iShares Edge MSCI Multifactor USA ETF	125,627	4,017,551
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,820	158,759
iShares Global REIT ETF	40,544	1,076,038

		8,002,949

Fixed Income Funds — 6.0%
BlackRock Total Factor Fund, Class K	41,537	422,436
iShares Edge High Yield Defensive Bond ETF(a)	1,645	82,085
iShares TIPS Bond ETF	31	3,513

		508,034

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(b)	17,761	17,761
SL Liquidity Series, LLC, Money Market Series, 2.61%(b)(c)	45,883	45,892

		63,653

Total Affiliated Investment Companies — 100.5% (Cost: $7,830,502)		8,574,636

Liabilities in Excess of Other Assets — (0.5)%		(44,901)

Net Assets — 100.0%		$8,529,735

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,735	—		(1,974	)(b)	17,761	$17,761	$420		$—	$—
BlackRock Total Factor Fund, Class K	37,598	5,600		(1,661)		41,537	422,436	8,969		768	18,317
iShares Core MSCI Emerging Markets ETF	8,230	3,013		(795)		10,448	552,072	7,410		(7,439)	56,565
iShares Edge High Yield Defensive Bond ETF	1,645	100		(100)		1,645	82,085	2,423		(343)	2,497
iShares Edge MSCI Min Vol EAFE ETF	1,300	400		(1,700)		—	—	1,083		2,221	3,296
iShares Edge MSCI Min Vol Emerging Markets ETF	400	—		(400)		—	—	345		874	839
iShares Edge MSCI Min Vol USA ETF	3,300	550		(3,850)		—	—	1,947		10,295	4,497
iShares Edge MSCI Multifactor International ETF	62,293	21,397		(1,502)		82,188	2,198,529	16,720		(1,035)	97,859
iShares Edge MSCI Multifactor USA ETF	102,445	29,492		(6,310)		125,627	4,017,551	71,786		(6,892)	140,781
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,800	2,020		—		3,820	158,759	589		—	10,919
iShares Global REIT ETF	46,247	5,097		(10,800)		40,544	1,076,038	23,343		2,223	90,403
iShares TIPS Bond ETF	—	31		—		31	3,513	—		—	10
SL Liquidity Series, LLC, Money Market Series	—	45,883	(c)	—		45,883	45,892	478	(d)	15	—

							$8,574,636	$135,513		$687	$425,983

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF    Exchange-Traded Fund

REIT   Real Estate Investment Trust

40	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock LifePath® Smart Beta 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$8,528,744	$—	$—	$8,528,744

Investments Valued at NAV(b)				45,892

Total Investments				$8,574,636

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) April 30, 2019	BlackRock LifePath® Smart Beta 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 101.0%

Equity Funds — 94.7%
iShares Core MSCI Emerging Markets ETF	1,756	$92,787
iShares Edge MSCI Multifactor International ETF	13,884	371,397
iShares Edge MSCI Multifactor USA ETF	21,180	677,337
iShares Edge MSCI Multifactor USA Small-Cap ETF	640	26,598
iShares Global REIT ETF	6,816	180,897

		1,349,016

Fixed Income Funds — 6.1%
BlackRock Total Factor Fund, Class K	7,008	71,268
iShares Edge High Yield Defensive Bond ETF	305	15,220
iShares TIPS Bond ETF	3	340

		86,828

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (a)	2,645	2,645

Total Affiliated Investment Companies — 101.0% (Cost: $1,358,865)		1,438,489

Liabilities in Excess of Other Assets — (1.0)%		(13,971)

Net Assets — 100.0%		$1,424,518

(a)	Annualized 7-day yield as of period end.
(b)

During the six months ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,348	—	(703	)(b)	2,645	$2,645	$74		$—	$—
BlackRock Total Factor Fund, Class K	5,996	1,219	(207)		7,008	71,268	1,430		149	3,010
iShares Core MSCI Emerging Markets ETF	1,465	418	(127)		1,756	92,787	1,305		(924)	9,427
iShares Edge High Yield Defensive Bond ETF	255	50	—		305	15,220	388		—	410
iShares Edge MSCI Multifactor International ETF	10,740	3,976	(832)		13,884	371,397	2,862		(1,270)	17,515
iShares Edge MSCI Multifactor USA ETF	17,792	6,094	(2,706)		21,180	677,337	12,399		(1,309)	23,735
iShares Edge MSCI Multifactor USA Small-Cap ETF	270	370	—		640	26,598	98		—	2,103
iShares Global REIT ETF	7,580	1,140	(1,904)		6,816	180,897	3,757		(559)	15,534
iShares TIPS Bond ETF	—	3	—		3	340	—		—	1
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	292	(c)	—	—

						$1,438,489	$22,605		$(3,913)	$71,735

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

42	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock LifePath® Smart Beta 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$1,438,489	$—	$—	$1,438,489

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	43

Statements of Assets and Liabilities  (unaudited)

April 30, 2019

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund

ASSETS
Investments at value — affiliated(a)(b)	$10,457,107	$19,496,784	$24,430,557	$25,509,595	$19,084,544
Receivables:
Investments sold	—	38,366	47,957	79,928	76,731
Securities lending income — affiliated	1,146	2,977	1,273	321	126
Capital shares sold	19,813	5,244	94,923	10,648	196,180
Dividends — affiliated	46	95	100	191	119
From the Manager	16,298	16,561	16,268	16,534	16,368
Prepaid expenses	44,149	44,414	44,644	44,985	44,850

Total assets	10,538,559	19,604,441	24,635,722	25,662,202	19,418,918

LIABILITIES
Cash collateral on securities loaned at value	—	—	—	142,800	—
Payables:
Investments purchased	56,116	30,111	48,243	72,758	101,902
Accounting services fees	26,871	26,885	26,871	26,871	26,871
Administration fees	99	103	74	108	72
Board realignment and consolidation	1,332	1,385	1,346	1,353	1,391
Capital shares redeemed	188,480	283,015	86,693	7,537	167,233
Other accrued expenses	4,771	6,118	8,290	3,099	4,737
Printing fees	18,532	18,778	20,769	24,858	23,073
Professional fees	34,353	26,111	27,814	28,616	28,714
Service and distribution fees	2,510	4,800	5,485	6,865	4,566

Total liabilities	333,064	397,306	225,585	314,865	358,559

NET ASSETS	$10,205,495	$19,207,135	$24,410,137	$25,347,337	$19,060,359

NET ASSETS CONSIST OF
Paid-in capital	$9,620,113	$17,978,047	$22,507,494	$23,159,909	$17,226,366
Accumulated earnings	585,382	1,229,088	1,902,643	2,187,428	1,833,993

NET ASSETS	$10,205,495	$19,207,135	$24,410,137	$25,347,337	$19,060,359

NET ASSET VALUE

Institutional
Net assets	$557,477	$2,388,088	$2,221,060	$2,147,299	$1,882,162

Shares outstanding(c)	54,621	227,123	210,318	210,997	172,732

Net asset value	$10.21	$10.51	$10.56	$10.18	$10.90

Investor A
Net assets	$5,864,438	$8,920,470	$11,907,674	$9,951,966	$6,368,398

Shares outstanding(c)	579,525	855,862	1,133,775	985,452	589,161

Net asset value	$10.12	$10.42	$10.50	$10.10	$10.81

Class K
Net assets	$564,675	$972,205	$2,678,002	$1,769,891	$2,663,269

Shares outstanding(c)	55,407	92,659	253,129	173,648	244,287

Net asset value	$10.19	$10.49	$10.58	$10.19	$10.90

Class R
Net assets	$3,218,905	$6,926,372	$7,603,401	$11,478,181	$8,146,530

Shares outstanding(c)	318,390	671,990	732,015	1,145,294	764,528

Net asset value	$10.11	$10.31	$10.39	$10.02	$10.66

(a) Investments at cost — affiliated	$9,808,487	$18,155,803	$22,318,250	$23,092,009	$17,135,220
(b) Securities loaned at value	$—	$—	$—	$139,720	$—
(c) Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

44	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2019

	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund

ASSETS
Investments at value — affiliated(a)(b)	$16,409,778	$12,769,183	$13,347,050	$8,574,636	$1,438,489
Receivables:
Investments sold	73,534	28,774	63,943	44,760	—
Securities lending income — affiliated	4	509	9	107	—
Capital shares sold	18,531	151,251	14,020	11,794	264
Dividends — affiliated	62	71	96	70	13
From the Manager	16,326	16,635	16,430	16,531	16,291
Prepaid expenses	44,268	44,583	44,693	40,851	49,806

Total assets	16,562,503	13,011,006	13,486,241	8,688,749	1,504,863

LIABILITIES
Cash collateral on securities loaned at value	—	—	—	45,900	—
Payables:
Investments purchased	70,780	40,723	67,483	45,459	—
Accounting services fees	26,871	26,871	26,871	26,871	26,874
Administration fees	91	18	92	5	6
Board realignment and consolidation	1,329	1,350	1,369	—	—
Capital shares redeemed	86,622	119,203	5,831	592	66
Other accrued expenses	4,206	2,993	5,321	211	2,428
Printing fees	22,782	19,947	19,068	13,530	34,004
Professional fees	26,311	26,404	26,773	24,561	16,834
Service and distribution fees	4,531	3,262	3,447	1,885	133

Total liabilities	243,523	240,771	156,255	159,014	80,345

NET ASSETS	$16,318,980	$12,770,235	$13,329,986	$8,529,735	$1,424,518

NET ASSETS CONSIST OF
Paid-in capital	$14,424,109	$11,383,833	$11,713,359	$7,787,867	$1,348,510
Accumulated earnings	1,894,871	1,386,402	1,616,627	741,868	76,008

NET ASSETS	$16,318,980	$12,770,235	$13,329,986	$8,529,735	$1,424,518

NET ASSET VALUE

Institutional
Net assets	$624,465	$866,346	$548,408	$339,707	$21,198

Shares outstanding(c)	57,743	72,809	49,162	28,574	2,000

Net asset value	$10.81	$11.90	$11.16	$11.89	$10.60

Investor A
Net assets	$5,072,167	$4,008,529	$6,066,285	$517,069	$86,802

Shares outstanding(c)	473,380	342,075	550,419	43,631	8,198

Net asset value	$10.71	$11.72	$11.02	$11.85	$10.59

Class K
Net assets	$2,100,931	$1,838,340	$1,042,008	$3,141,642	$998,400

Shares outstanding(c)	194,097	154,115	93,172	263,813	94,175

Net asset value	$10.82	$11.93	$11.18	$11.91	$10.60

Class R
Net assets	$8,521,417	$6,057,020	$5,673,285	$4,531,317	$318,118

Shares outstanding(c)	800,882	524,012	518,303	387,296	30,203

Net asset value	$10.64	$11.56	$10.95	$11.70	$10.53

(a) Investments at cost — affiliated	$14,451,309	$11,307,888	$11,705,295	$7,830,502	$1,358,865
(b) Securities loaned at value	$—	$—	$—	$44,910	$—
(c) Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Operations  (unaudited)

Six Months Ended April 30, 2019

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund
INVESTMENT INCOME
Dividends — affiliated	$177,251	$325,012	$431,872	$422,028	$340,481
Securities lending income — affiliated — net	2,200	4,154	3,013	1,695	855

Total investment income	179,451	329,166	434,885	423,723	341,336

EXPENSES
Accounting services	32,563	32,563	32,562	32,562	32,563
Registration	28,164	28,586	29,388	28,446	28,366
Professional	19,489	16,285	16,285	16,285	16,286
Service and distribution — class specific	15,210	28,740	34,582	40,044	28,681
Transfer agent — class specific	4,009	6,467	6,637	8,090	6,542
Trustees and Officer	3,160	3,211	5,177	3,222	3,193
Administration	2,242	4,105	5,290	5,261	4,088
Administration — class specific	1,059	1,933	2,490	2,478	1,923
Custodian	500	1,960	2,172	1,570	1,831
Board realignment and consolidation	181	192	196	194	134
Miscellaneous	5,792	5,377	5,393	5,389	5,348

Total expenses	112,369	129,419	140,172	143,541	128,955
Less:
Fees waived and/or reimbursed by the Manager	(91,836)	(92,020)	(96,204)	(92,669)	(91,614)
Administration fees waived — class specific	(163)	(227)	(370)	(345)	(538)
Transfer agent fees waived and/or reimbursed — class specific	(1,981)	(1,860)	(1,850)	(1,902)	(2,079)

Total expenses after fees waived and/or reimbursed	18,389	35,312	41,748	48,625	34,724

Net investment income	161,062	293,854	393,137	375,098	306,612

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(54,019)	(48,565)	(172,940)	(199,520)	(96,616)
Capital gain distributions from investment companies — affiliated	2,236	4,179	5,575	4,889	4,227

	(51,783)	(44,386)	(167,365)	(194,631)	(92,389)

Net change in unrealized appreciation (depreciation) on investments — affiliated	553,468	992,300	1,401,312	1,498,693	1,135,619

Net realized and unrealized gain	501,685	947,914	1,233,947	1,304,062	1,043,230

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$662,747	$1,241,768	$1,627,084	$1,679,160	$1,349,842

See notes to financial statements.

46	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations   (unaudited) (continued)

Six Months Ended April 30, 2019

	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$285,081	$231,807	$239,462	$135,035	$22,313
Securities lending income — affiliated — net	1,158	833	473	478	292

Total investment income	286,239	232,640	239,935	135,513	22,605

EXPENSES
Accounting services	32,562	32,563	32,562	32,563	32,563
Registration	28,293	28,323	28,345	27,868	28,002
Service and distribution — class specific	26,893	20,254	21,083	10,340	476
Professional	16,285	16,285	16,284	16,285	16,212
Transfer agent — class specific	6,634	6,031	5,697	4,191	2,047
Administration	3,472	2,748	2,803	1,608	251
Trustees and Officer	3,183	3,158	3,168	3,127	3,104
Administration — class specific	1,634	1,293	1,319	757	119
Custodian	990	1,304	1,050	600	—
Board realignment and consolidation	186	192	202	352	294
Miscellaneous	5,344	5,310	5,309	5,263	5,153

Total expenses	125,476	117,461	117,822	102,954	88,221
Less:
Fees waived and/or reimbursed by the Manager	(90,064)	(89,627)	(89,456)	(87,608)	(85,579)
Administration fees waived — class specific	(487)	(768)	(360)	(439)	(104)
Transfer agent fees waived and/or reimbursed — class specific	(2,203)	(2,653)	(2,179)	(3,038)	(1,952)

Total expenses after fees waived and/or reimbursed	32,722	24,413	25,827	11,869	586

Net investment income	253,517	208,227	214,108	123,644	22,019

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(34,634)	(44,462)	3,416	(867)	(4,161)
Capital gain distributions from investment companies — affiliated	3,535	2,861	2,879	1,554	248

	(31,099)	(41,601)	6,295	687	(3,913)

Net change in unrealized appreciation (depreciation) on investments — affiliated	961,868	752,670	727,838	425,983	71,735

Net realized and unrealized gain	930,769	711,069	734,133	426,670	67,822

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,184,286	$919,296	$948,241	$550,314	$89,841

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets

	BlackRock LifePath® Smart Beta Retirement Fund		BlackRock LifePath® Smart Beta 2020 Fund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$161,062	$273,087	$293,854	$496,074
Net realized gain (loss)	(51,783)	685,208	(44,386)	1,291,097
Net change in unrealized appreciation (depreciation)	553,468	(1,063,873)	992,300	(1,940,187)

Net increase (decrease) in net assets resulting from operations	662,747	(105,578)	1,241,768	(153,016)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(65,415)	(48,359)	(176,753)	(78,689)
Investor A	(519,121)	(154,865)	(749,623)	(383,883)
Class K	(56,822)	(19,609)	(90,310)	(53,530)
Class R	(245,137)	(75,173)	(543,421)	(214,233)

Decrease in net assets resulting from distributions to shareholders	(886,495)	(298,006)	(1,560,107)	(730,335)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,232,069)	(2,522,413)	(1,287,555)	(3,911,648)

NET ASSETS
Total decrease in net assets	(2,455,817)	(2,925,997)	(1,605,894)	(4,794,999)
Beginning of period	12,661,312	15,587,309	20,813,029	25,608,028

End of period	$10,205,495	$12,661,312	$19,207,135	$20,813,029

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2025 Fund		BlackRock LifePath® Smart Beta 2030 Fund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$393,137	$556,129	$375,098	$481,929
Net realized gain (loss)	(167,365)	1,797,165	(194,631)	1,390,538
Net change in unrealized appreciation (depreciation)	1,401,312	(2,393,026)	1,498,693	(1,994,785)

Net increase (decrease) in net assets resulting from operations	1,627,084	(39,732)	1,679,160	(122,318)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(178,176)	(54,603)	(138,261)	(60,739)
Investor A	(1,149,782)	(395,353)	(788,017)	(463,671)
Class K	(208,899)	(74,831)	(122,287)	(52,900)
Class R	(620,240)	(247,080)	(759,609)	(215,653)

Decrease in net assets resulting from distributions to shareholders	(2,157,097)	(771,867)	(1,808,174)	(792,963)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,652,176)	(1,890,178)	(2,122,412)	3,779,679

NET ASSETS
Total increase (decrease) in net assets	(3,182,189)	(2,701,777)	(2,251,426)	2,864,398
Beginning of period	27,592,326	30,294,103	27,598,763	24,734,365

End of period	$24,410,137	$27,592,326	$25,347,337	$27,598,763

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2035 Fund		BlackRock LifePath® Smart Beta 2040 Fund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$306,612	$365,878	$253,517	$324,988
Net realized gain (loss)	(92,389)	1,370,179	(31,099)	623,224
Net change in unrealized appreciation (depreciation)	1,135,619	(1,767,916)	961,868	(1,101,856)

Net increase (decrease) in net assets resulting from operations	1,349,842	(31,859)	1,184,286	(153,644)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(132,464)	(38,367)	(34,868)	(17,846)
Investor A	(642,331)	(221,418)	(409,614)	(226,312)
Class K	(216,154)	(64,523)	(125,877)	(54,850)
Class R	(661,066)	(193,975)	(448,777)	(145,255)

Decrease in net assets resulting from distributions to shareholders	(1,652,015)	(518,283)	(1,019,136)	(444,263)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,614,087)	1,578,432	(2,033,940)	3,087,026

NET ASSETS
Total increase (decrease) in net assets	(1,916,260)	1,028,290	(1,868,790)	2,489,119
Beginning of period	20,976,619	19,948,329	18,187,770	15,698,651

End of period	$19,060,359	$20,976,619	$16,318,980	$18,187,770

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Smart Beta 2045 Fund		BlackRock LifePath® Smart Beta 2050 Fund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$208,227	$256,511	$214,108	$298,423
Net realized gain (loss)	(41,601)	902,186	6,295	730,136
Net change in unrealized appreciation (depreciation)	752,670	(1,172,488)	727,838	(1,129,819)

Net increase (decrease) in net assets resulting from operations	919,296	(13,791)	948,241	(101,260)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(61,721)	(17,224)	(32,124)	(9,010)
Investor A	(425,925)	(130,062)	(527,092)	(164,441)
Class K	(126,597)	(19,683)	(63,665)	(12,769)
Class R	(429,214)	(117,532)	(316,151)	(119,280)

Decrease in net assets resulting from distributions to shareholders	(1,043,457)	(284,501)	(939,032)	(305,500)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,024,763)	802,216	(1,190,928)	431,668

NET ASSETS
Total increase (decrease) in net assets	(1,148,924)	503,924	(1,181,719)	24,908
Beginning of period	13,919,159	13,415,235	14,511,705	14,486,797

End of period	$12,770,235	$13,919,159	$13,329,986	$14,511,705

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Smart Beta 2055 Fund		BlackRock LifePath® Smart Beta 2060 Fund
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$123,644	$108,842	$22,019	$29,652
Net realized gain (loss)	687	268,030	(3,913)	3,921
Net change in unrealized appreciation (depreciation)	425,983	(380,976)	71,735	(51,072)

Net increase (decrease) in net assets resulting from operations	550,314	(4,104)	89,841	(17,499)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(15,480)	(5,871)	(742)	(527)
Investor A	(25,451)	(8,737)	(965)	(499)
Class K	(158,248)	(72,854)	(35,882)	(25,006)
Class R	(194,262)	(34,538)	(4,079)	(468)

Decrease in net assets resulting from distributions to shareholders	(393,441)	(122,000)	(41,668)	(26,500)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,309,754	2,176,542	324,263	23,621

NET ASSETS
Total increase (decrease) in net assets	1,466,627	2,050,438	372,436	(20,378)
Beginning of period	7,063,108	5,012,670	1,052,082	1,072,460

End of period	$8,529,735	$7,063,108	$1,424,518	$1,052,082

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund
	Institutional
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.45		$10.80	$9.98	$10.35	$11.33	$11.41

Net investment income(a)	0.15		0.23	0.27	0.21	0.17	0.23
Net realized and unrealized gain (loss)	0.48		(0.35)	0.78	0.14	(0.18)	0.48

Net increase (decrease) from investment operations	0.63		(0.12)	1.05	0.35	(0.01)	0.71

Distributions(b)
From net investment income	(0.31)		(0.21)	(0.23)	(0.30)	(0.39)	(0.27)
From net realized gain	(0.56)		(0.02)	—	(0.42)	(0.58)	(0.52)

Total distributions	(0.87)		(0.23)	(0.23)	(0.72)	(0.97)	(0.79)

Net asset value, end of period	$10.21		$10.45	$10.80	$9.98	$10.35	$11.33

Total Return(c)
Based on net asset value	6.83	%(d)	(1.13)%	10.78%	3.67%	(0.13)%	6.61%

Ratios to Average Net Assets
Total expenses(e)	1.79	%(f)	1.61%	1.55%	1.25%	1.53%	1.21%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.10%	0.08%	0.15%	0.12%	0.22%

Net investment income(e)	3.11	%(f)	2.17%	2.60%	2.14%	1.58%	2.09%

Supplemental Data
Net assets, end of period (000)	$557		$2,329	$1,666	$1,072	$991	$119

Portfolio turnover rate	29%		103%	125%	34%	41%	42%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.22%	0.60%	0.54%	0.42%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Investor A
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.37		$10.70	$9.89	$10.25	$11.23	$11.32

Net investment income(a)	0.15		0.21	0.25	0.18	0.15	0.21
Net realized and unrealized gain (loss)	0.46		(0.34)	0.76	0.14	(0.19)	0.47

Net increase (decrease) from investment operations	0.61		(0.13)	1.01	0.32	(0.04)	0.68

Distributions(b)
From net investment income	(0.30)		(0.18)	(0.20)	(0.26)	(0.36)	(0.25)
From net realized gain	(0.56)		(0.02)	—	(0.42)	(0.58)	(0.52)

Total distributions	(0.86)		(0.20)	(0.20)	(0.68)	(0.94)	(0.77)

Net asset value, end of period	$10.12		$10.37	$10.70	$9.89	$10.25	$11.23

Total Return(c)
Based on net asset value	6.67	%(d)	(1.26)%	10.41%	3.39%	(0.42)%	6.38%

Ratios to Average Net Assets
Total expenses(e)	2.06	%(f)	1.83%	1.74%	1.63%	1.63%	1.27%

Total expenses after fees waived and/or reimbursed(e)	0.31	%(f)	0.30%	0.34%	0.44%	0.42%	0.47%

Net investment income(e)	3.13	%(f)	1.99%	2.40%	1.83%	1.43%	1.92%

Supplemental Data
Net assets, end of period (000)	$5,864		$6,723	$8,709	$10,138	$12,179	$17,321

Portfolio turnover rate	29%		103%	125%	34%	41%	42%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.22%	0.60%	0.54%	0.42%

(f)	Annualized.

See notes to financial statements.

54	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Class K
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.46		$10.80	$9.99	$10.35	$11.34	$11.42

Net investment income(a)	0.18		0.24	0.26	0.21	0.19	0.25
Net realized and unrealized gain (loss)	0.45		(0.34)	0.79	0.15	(0.20)	0.47

Net increase (decrease) from investment operations	0.63		(0.10)	1.05	0.36	(0.01)	0.72

Distributions(b)
From net investment income	(0.34)		(0.22)	(0.24)	(0.30)	(0.40)	(0.28)
From net realized gain	(0.56)		(0.02)	—	(0.42)	(0.58)	(0.52)

Total distributions	(0.90)		(0.24)	(0.24)	(0.72)	(0.98)	(0.80)

Net asset value, end of period	$10.19		$10.46	$10.80	$9.99	$10.35	$11.34

Total Return(c)
Based on net asset value	6.81	%(d)	(0.98)%	10.73%	3.81%	(0.13)%	6.74%

Ratios to Average Net Assets
Total expenses(e)	1.87	%(f)	1.68%	1.52%	1.28%	1.29%	0.92%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.01%	0.01%	0.09%	0.07%	0.12%

Net investment income(e)	3.59	%(f)	2.25%	2.55%	2.15%	1.75%	2.26%

Supplemental Data
Net assets, end of period (000)	$565		$481	$726	$806	$752	$608

Portfolio turnover rate	29%		103%	125%	34%	41%	42%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.22%	0.60%	0.54%	0.42%

(f) Annualized.
(g) Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)

	Class R
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.36		$10.70	$9.88	$10.24	$11.23	$11.31

Net investment income(a)	0.14		0.20	0.22	0.15	0.12	0.19
Net realized and unrealized gain (loss)	0.46		(0.36)	0.77	0.15	(0.19)	0.46

Net increase (decrease) from investment operations	0.60		(0.16)	0.99	0.30	(0.07)	0.65

Distributions(b)
From net investment income	(0.29)		(0.16)	(0.17)	(0.24)	(0.34)	(0.21)
From net realized gain	(0.56)		(0.02)	—	(0.42)	(0.58)	(0.52)

Total distributions	(0.85)		(0.18)	(0.17)	(0.66)	(0.92)	(0.73)

Net asset value, end of period	$10.11		$10.36	$10.70	$9.88	$10.24	$11.23

Total Return(c)
Based on net asset value	6.58	%(d)	(1.56)%	10.14%	3.14%	(0.66)%	6.12%

Ratios to Average Net Assets
Total expenses(e)	2.41	%(f)	2.04%	2.05%	1.94%	1.95%	1.56%

Total expenses after fees waived and/or reimbursed(e)	0.55	%(f)	0.54%	0.58%	0.68%	0.66%	0.71%

Net investment income(e)	2.78	%(f)	1.87%	2.14%	1.58%	1.17%	1.67%

Supplemental Data
Net assets, end of period (000)	$3,219		$3,129	$4,486	$5,444	$6,317	$6,169

Portfolio turnover rate	29%		103%	125%	34%	41%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19	Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Investments in underlying funds	0.22%	0.23%	0.22%	0.60%	0.54%	0.42%

(f)	Annualized.

See notes to financial statements.

56	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund

	Institutional
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.72		$11.17	$10.09	$10.47	$11.23	$11.47

Net investment income(a)	0.17		0.25	0.24	0.15	0.18	0.21
Net realized and unrealized gain (loss)	0.48		(0.36)	1.08	0.19	(0.17)	0.53

Net increase (decrease) from investment operations	0.65		(0.11)	1.32	0.34	0.01	0.74

Distributions(b)
From net investment income	(0.32)		(0.26)	(0.21)	(0.22)	(0.29)	(0.32)
From net realized gain	(0.54)		(0.08)	(0.03)	(0.50)	(0.48)	(0.66)

Total distributions	(0.86)		(0.34)	(0.24)	(0.72)	(0.77)	(0.98)

Net asset value, end of period	$10.51		$10.72	$11.17	$10.09	$10.47	$11.23

Total Return(c)
Based on net asset value	6.85	%(d)	(1.00)%	13.27%	3.52%	0.11%	6.90%

Ratios to Average Net Assets
Total expenses(e)	1.04	%(f)	0.94%	1.07%	1.08%	1.08%	0.95%

Total expenses after fees waived and/or reimbursed(e)	0.08	%(f)	0.09%	0.10%	0.20%	0.17%	0.21%

Net investment income(e)	3.25	%(f)	2.28%	2.26%	1.56%	1.69%	1.85%

Supplemental Data
Net assets, end of period (000)	$2,388		$2,165	$299	$271	$58	$157

Portfolio turnover rate	30%		102%	133%	30%	45%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19	Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Investments in underlying funds	0.22%	0.23%	0.23%	0.57%	0.54%	0.46%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)

	Investor A
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.62		$11.05	$9.99	$10.37	$11.15	$11.40

Net investment income(a)	0.16		0.23	0.25	0.15	0.13	0.19
Net realized and unrealized gain (loss)	0.47		(0.35)	1.03	0.16	(0.14)	0.51

Net increase (decrease) from investment operations	0.63		(0.12)	1.28	0.31	(0.01)	0.70

Distributions(b)
From net investment income	(0.29)		(0.23)	(0.19)	(0.19)	(0.29)	(0.29)
From net realized gain	(0.54)		(0.08)	(0.03)	(0.50)	(0.48)	(0.66)

Total distributions	(0.83)		(0.31)	(0.22)	(0.69)	(0.77)	(0.95)

Net asset value, end of period	$10.42		$10.62	$11.05	$9.99	$10.37	$11.15

Total Return(c)
Based on net asset value	6.66	%(d)	(1.16)%	13.03%	3.24%	(0.13)%	6.56%

Ratios to Average Net Assets
Total expenses(e)	1.27	%(f)	1.17%	1.20%	1.37%	1.11%	1.18%

Total expenses after fees waived and/or reimbursed(e)	0.32	%(f)	0.30%	0.34%	0.45%	0.42%	0.46%

Net investment income(e)	3.12	%(f)	2.08%	2.42%	1.55%	1.27%	1.68%

Supplemental Data
Net assets, end of period (000)	$8,920		$9,758	$15,512	$15,719	$19,402	$22,144

Portfolio turnover rate	30%		102%	133%	30%	45%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19	Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Investments in underlying funds	0.22%	0.23%	0.23%	0.57%	0.54%	0.46%

(f)	Annualized.

See notes to financial statements.

58	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)

	Class K
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.71		$11.15	$10.09	$10.46	$11.25	$11.48

Net investment income(a)	0.18		0.27	0.27	0.19	0.17	0.22
Net realized and unrealized gain (loss)	0.47		(0.36)	1.05	0.17	(0.16)	0.54

Net increase (decrease) from investment operations	0.65		(0.09)	1.32	0.36	0.01	0.76

Distributions(b)
From net investment income	(0.33)		(0.27)	(0.23)	(0.23)	(0.32)	(0.33)
From net realized gain	(0.54)		(0.08)	(0.03)	(0.50)	(0.48)	(0.66)

Total distributions	(0.87)		(0.35)	(0.26)	(0.73)	(0.80)	(0.99)

Net asset value, end of period	$10.49		$10.71	$11.15	$10.09	$10.46	$11.25

Total Return(c)
Based on net asset value	6.85	%(d)	(0.89)%	13.33%	3.74%	0.11%	7.04%

Ratios to Average Net Assets
Total expenses(e)	1.02	%(f)	0.94%	0.93%	0.97%	0.75%	0.80%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.01%	0.01%	0.10%	0.07%	0.11%

Net investment income(e)	3.45	%(f)	2.46%	2.56%	1.88%	1.61%	2.01%

Supplemental Data
Net assets, end of period (000)	$972		$1,064	$1,689	$1,115	$1,585	$1,396

Portfolio turnover rate	30%		102%	133%	30%	45%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19	Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Investments in underlying funds	0.22%	0.23%	0.23%	0.57%	0.54%	0.46%

(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)

	Class R
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.51		$10.94	$9.89	$10.27	$11.06	$11.30

Net investment income(a)	0.14		0.20	0.22	0.13	0.11	0.16
Net realized and unrealized gain (loss)	0.48		(0.35)	1.02	0.16	(0.16)	0.52

Net increase (decrease) from investment operations	0.62		(0.15)	1.24	0.29	(0.05)	0.68

Distributions(b)
From net investment income	(0.28)		(0.20)	(0.16)	(0.17)	(0.26)	(0.26)
From net realized gain	(0.54)		(0.08)	(0.03)	(0.50)	(0.48)	(0.66)

Total distributions	(0.82)		(0.28)	(0.19)	(0.67)	(0.74)	(0.92)

Net asset value, end of period	$10.31		$10.51	$10.94	$9.89	$10.27	$11.06

Total Return(c)
Based on net asset value	6.57	%(d)	(1.39)%	12.68%	3.06%	(0.45)%	6.39%

Ratios to Average Net Assets
Total expenses(e)	1.57	%(f)	1.41%	1.43%	1.59%	1.38%	1.40%

Total expenses after fees waived and/or reimbursed(e)	0.57	%(f)	0.55%	0.59%	0.69%	0.66%	0.70%

Net investment income(e)	2.82	%(f)	1.82%	2.17%	1.31%	1.02%	1.46%

Supplemental Data
Net assets, end of period (000)	$6,926		$7,826	$8,107	$9,755	$11,429	$9,577

Portfolio turnover rate	30%		102%	133%	30%	45%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19	Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Investments in underlying funds	0.22%	0.23%	0.23%	0.57%	0.54%	0.46%

(f)	Annualized.

See notes to financial statements.

60	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund
	Institutional
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.79		$11.17	$9.95	$10.57	$11.51	$11.26

Net investment income(a)	0.17		0.26	0.29	0.15	0.19	0.18
Net realized and unrealized gain (loss)	0.50		(0.33)	1.22	0.14	(0.20)	0.70

Net increase (decrease) from investment operations	0.67		(0.07)	1.51	0.29	(0.01)	0.88

Distributions(b)
From net investment income	(0.28)		(0.29)	(0.19)	(0.18)	(0.32)	(0.26)
From net realized gain	(0.62)		(0.02)	(0.10)	(0.73)	(0.61)	(0.37)

Total distributions	(0.90)		(0.31)	(0.29)	(0.91)	(0.93)	(0.63)

Net asset value, end of period	$10.56		$10.79	$11.17	$9.95	$10.57	$11.51

Total Return(c)
Based on net asset value	7.05	%(d)	(0.65)%	15.60%	3.06%	(0.16)%	8.05%

Ratios to Average Net Assets
Total expenses(e)	0.87	%(f)	0.87%	1.13%	1.29%	0.84%	0.88%

Total expenses after fees waived and/or reimbursed(e)	0.09	%(f)	0.08%	0.11%	0.19%	0.15%	0.20%

Net investment income(e)	3.31	%(f)	2.30%	2.80%	1.52%	1.72%	1.62%

Supplemental Data
Net assets, end of period (000)	$2,221		$2,122	$73	$68	$34	$437

Portfolio turnover rate	21%		106%	130%	36%	57%	49%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.23%	0.61%	0.59%	0.47%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Investor A
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.72		$11.09	$9.87	$10.50	$11.44	$11.20

Net investment income(a)	0.16		0.22	0.25	0.13	0.13	0.18
Net realized and unrealized gain (loss)	0.49		(0.31)	1.24	0.13	(0.17)	0.66

Net increase (decrease) from investment operations	0.65		(0.09)	1.49	0.26	(0.04)	0.84

Distributions(b)
From net investment income	(0.25)		(0.26)	(0.17)	(0.16)	(0.29)	(0.23)
From net realized gain	(0.62)		(0.02)	(0.10)	(0.73)	(0.61)	(0.37)

Total distributions	(0.87)		(0.28)	(0.27)	(0.89)	(0.90)	(0.60)

Net asset value, end of period	$10.50		$10.72	$11.09	$9.87	$10.50	$11.44

Total Return(c)
Based on net asset value	6.88	%(d)	(0.87)%	15.40%	2.76%	(0.43)%	7.79%

Ratios to Average Net Assets
Total expenses(e)	1.10	%(f)	1.11%	1.20%	1.35%	1.20%	1.22%

Total expenses after fees waived and/or reimbursed(e)	0.32	%(f)	0.30%	0.34%	0.44%	0.42%	0.47%

Net investment income(e)	3.22	%(f)	2.03%	2.42%	1.33%	1.17%	1.63%

Supplemental Data
Net assets, end of period (000)	$11,908		$15,492	$17,126	$14,228	$15,324	$16,970

Portfolio turnover rate	21%		106%	130%	36%	57%	49%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.23%	0.61%	0.59%	0.47%

(f)	Annualized.

See notes to financial statements.

62	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Class K
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.81		$11.18	$9.96	$10.59	$11.53	$11.28

Net investment income(a)	0.18		0.26	0.28	0.16	0.15	0.22
Net realized and unrealized gain (loss)	0.50		(0.32)	1.24	0.14	(0.15)	0.66

Net increase (decrease) from investment operations	0.68		(0.06)	1.52	0.30	0.00	0.88

Distributions(b)
From net investment income	(0.29)		(0.29)	(0.20)	(0.20)	(0.33)	(0.26)
From net realized gain	(0.62)		(0.02)	(0.10)	(0.73)	(0.61)	(0.37)

Total distributions	(0.91)		(0.31)	(0.30)	(0.93)	(0.94)	(0.63)

Net asset value, end of period	$10.58		$10.81	$11.18	$9.96	$10.59	$11.53

Total Return(c)
Based on net asset value	7.13	%(d)	(0.55)%	15.67%	3.16%	(0.06)%	8.14%

Ratios to Average Net Assets
Total expenses(e)	0.82	%(f)	0.85%	0.88%	0.97%	0.84%	0.88%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.01%	0.01%	0.09%	0.07%	0.12%

Net investment income(e)	3.40	%(f)	2.32%	2.63%	1.63%	1.36%	1.94%

Supplemental Data
Net assets, end of period (000)	$2,678		$2,466	$2,444	$2,651	$1,860	$570

Portfolio turnover rate	21%		106%	130%	36%	57%	49%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.23%	0.61%	0.59%	0.47%

(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Class R
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.62		$10.99	$9.79	$10.41	$11.36	$11.12

Net investment income(a)	0.15		0.25	0.23	0.11	0.10	0.15
Net realized and unrealized gain (loss)	0.49		(0.37)	1.21	0.13	(0.17)	0.66

Net increase (decrease) from investment operations	0.64		(0.12)	1.44	0.24	(0.07)	0.81

Distributions(b)
From net investment income	(0.25)		(0.23)	(0.14)	(0.13)	(0.27)	(0.20)
From net realized gain	(0.62)		(0.02)	(0.10)	(0.73)	(0.61)	(0.37)

Total distributions	(0.87)		(0.25)	(0.24)	(0.86)	(0.88)	(0.57)

Net asset value, end of period	$10.39		$10.62	$10.99	$9.79	$10.41	$11.36

Total Return(c)
Based on net asset value	6.89	%(d)	(1.12)%	15.05%	2.60%	(0.69)%	7.58%

Ratios to Average Net Assets
Total expenses(e)	1.36	%(f)	1.34%	1.47%	1.64%	1.48%	1.46%

Total expenses after fees waived and/or reimbursed(e)	0.54	%(f)	0.53%	0.58%	0.68%	0.66%	0.71%

Net investment income(e)	2.93	%(f)	2.32%	2.18%	1.09%	0.95%	1.31%

Supplemental Data
Net assets, end of period (000)	$7,603		$7,512	$10,651	$10,730	$10,912	$12,898

Portfolio turnover rate	21%		106%	130%	36%	57%	49%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.23%	0.61%	0.59%	0.47%

(f)	Annualized.

See notes to financial statements.

64	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund
	Institutional
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.31		$10.73	$9.44	$10.17	$11.03	$11.18

Net investment income(a)	0.16		0.25	0.26	0.12	0.15	0.18
Net realized and unrealized gain (loss)	0.49		(0.29)	1.34	0.11	(0.14)	0.63

Net increase (decrease) from investment operations	0.65		(0.04)	1.60	0.23	0.01	0.81

Distributions(b)
From net investment income	(0.27)		(0.27)	(0.19)	(0.19)	(0.25)	(0.28)
From net realized gain	(0.51)		(0.11)	(0.12)	(0.77)	(0.62)	(0.68)

Total distributions	(0.78)		(0.38)	(0.31)	(0.96)	(0.87)	(0.96)

Net asset value, end of period	$10.18		$10.31	$10.73	$9.44	$10.17	$11.03

Total Return(c)
Based on net asset value	7.24	%(d)	(0.53)%	17.34%	2.64%	0.07%	7.65%

Ratios to Average Net Assets
Total expenses(e)	0.84	%(f)	0.92%	1.07%	1.16%	1.06%	1.09%

Total expenses after fees waived and/or reimbursed(e)	0.09	%(f)	0.07%	0.10%	0.19%	0.17%	0.22%

Net investment income(e)	3.30	%(f)	2.34%	2.57%	1.26%	1.47%	1.64%

Supplemental Data
Net assets, end of period (000)	$2,147		$1,776	$423	$286	$91	$110

Portfolio turnover rate	23%		97%	128%	34%	67%	66%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.24%	0.65%	0.61%	0.50%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Investor A
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.21		$10.63	$9.34	$10.07	$10.93	$11.08

Net investment income(a)	0.15		0.21	0.23	0.11	0.12	0.16
Net realized and unrealized gain (loss)	0.49		(0.28)	1.34	0.09	(0.13)	0.63

Net increase (decrease) from investment operations	0.64		(0.07)	1.57	0.20	(0.01)	0.79

Distributions(b)
From net investment income	(0.24)		(0.24)	(0.16)	(0.16)	(0.23)	(0.26)
From net realized gain	(0.51)		(0.11)	(0.12)	(0.77)	(0.62)	(0.68)

Total distributions	(0.75)		(0.35)	(0.28)	(0.93)	(0.85)	(0.94)

Net asset value, end of period	$10.10		$10.21	$10.63	$9.34	$10.07	$10.93

Total Return(c)
Based on net asset value	7.11	%(d)	(0.83)%	17.16%	2.30%	(0.19)%	7.46%

Ratios to Average Net Assets
Total expenses(e)	1.08	%(f)	1.17%	1.32%	1.39%	1.20%	1.18%

Total expenses after fees waived and/or reimbursed(e)	0.33	%(f)	0.31%	0.34%	0.43%	0.42%	0.47%

Net investment income(e)	3.15	%(f)	2.02%	2.36%	1.18%	1.16%	1.46%

Supplemental Data
Net assets, end of period (000)	$9,952		$13,511	$15,564	$12,222	$16,084	$20,020

Portfolio turnover rate	23%		97%	128%	34%	67%	66%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.24%	0.65%	0.61%	0.50%

(f)	Annualized.

See notes to financial statements.

66	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Class K
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017		2016	2015	2014

Net asset value, beginning of period	$10.33		$10.75	$9.45		$10.18	$11.05	$11.19

Net investment income(a)	0.17		0.25	0.28		0.14	0.14	0.20
Net realized and unrealized gain (loss)	0.48		(0.29)	1.34		0.10	(0.13)	0.63

Net increase (decrease) from investment operations	0.65		(0.04)	1.62		0.24	0.01	0.83

Distributions(b)
From net investment income	(0.28)		(0.27)	(0.20)		(0.20)	(0.26)	(0.29)
From net realized gain	(0.51)		(0.11)	(0.12)		(0.77)	(0.62)	(0.68)

Total distributions	(0.79)		(0.38)	(0.32)		(0.97)	(0.88)	(0.97)

Net asset value, end of period	$10.19		$10.33	$10.75		$9.45	$10.18	$11.05

Total Return(c)
Based on net asset value	7.20	%(d)	(0.50)%	17.52%		2.71%	0.07%	7.80%

Ratios to Average Net Assets
Total expenses(e)	0.81	%(f)	0.92%	0.92%		1.03%	0.85%	0.83%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.01%	0.00	%(g)	0.08%	0.07%	0.12%

Net investment income(e)	3.44	%(f)	2.33%	2.84%		1.48%	1.37%	1.80%

Supplemental Data
Net assets, end of period (000)	$1,770		$1,566	$1,587		$2,492	$1,751	$1,143

Portfolio turnover rate	23%		97%	128%		34%	67%	66%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017		2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.24%		0.65%	0.61%	0.50%

(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Class R
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.16		$10.57	$9.28	$10.01	$10.88	$11.02

Net investment income(a)	0.14		0.20	0.20	0.08	0.09	0.13
Net realized and unrealized gain (loss)	0.48		(0.29)	1.34	0.10	(0.14)	0.63

Net increase (decrease) from investment operations	0.62		(0.09)	1.54	0.18	(0.05)	0.76

Distributions(b)
From net investment income	(0.25)		(0.21)	(0.13)	(0.14)	(0.20)	(0.22)
From net realized gain	(0.51)		(0.11)	(0.12)	(0.77)	(0.62)	(0.68)

Total distributions	(0.76)		(0.32)	(0.25)	(0.91)	(0.82)	(0.90)

Net asset value, end of period	$10.02		$10.16	$10.57	$9.28	$10.01	$10.88

Total Return(c)
Based on net asset value	6.91	%(d)	(0.98)%	16.87%	2.10%	(0.56)%	7.26%

Ratios to Average Net Assets
Total expenses(e)	1.35	%(f)	1.41%	1.57%	1.64%	1.46%	1.43%

Total expenses after fees waived and/or reimbursed(e)	0.56	%(f)	0.56%	0.59%	0.67%	0.66%	0.71%

Net investment income(e)	2.81	%(f)	1.86%	2.07%	0.91%	0.90%	1.19%

Supplemental Data
Net assets, end of period (000)	$11,478		$10,746	$7,160	$7,415	$9,265	$9,567

Portfolio turnover rate	23%		97%	128%	34%	67%	66%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.24%	0.65%	0.61%	0.50%

(f)	Annualized.

See notes to financial statements.

68	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund
	Institutional
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.10		$11.48	$9.96	$10.49	$11.26	$11.34

Net investment income(a)	0.17		0.28	0.30	0.11	0.15	0.16
Net realized and unrealized gain (loss)	0.55		(0.33)	1.56	0.11	(0.22)	0.72

Net increase (decrease) from investment operations	0.72		(0.05)	1.86	0.22	(0.07)	0.88

Distributions(b)
From net investment income	(0.27)		(0.28)	(0.17)	(0.18)	(0.21)	(0.23)
From net realized gain	(0.65)		(0.05)	(0.17)	(0.57)	(0.49)	(0.73)

Total distributions	(0.92)		(0.33)	(0.34)	(0.75)	(0.70)	(0.96)

Net asset value, end of period	$10.90		$11.10	$11.48	$9.96	$10.49	$11.26

Total Return(c)
Based on net asset value	7.48	%(d)	(0.56)%	19.20%	2.40%	(0.77)%	8.17%

Ratios to Average Net Assets
Total expenses(e)	1.07	%(f)	1.27%	1.56%	1.35%	1.18%	1.40%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.07%	0.10%	0.18%	0.18%	0.22%

Net investment income(e)	3.31	%(f)	2.39%	2.84%	1.14%	1.37%	1.47%

Supplemental Data
Net assets, end of period (000)	$1,882		$1,571	$43	$76	$41	$102

Portfolio turnover rate	20%		96%	128%	37%	75%	61%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.24%	0.68%	0.64%	0.50%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)
	Investor A
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.00		$11.36	$9.86	$10.39	$11.16	$11.25

Net investment income(a)	0.17		0.23	0.24	0.10	0.11	0.15
Net realized and unrealized gain (loss)	0.53		(0.30)	1.57	0.09	(0.21)	0.69

Net increase (decrease) from investment operations	0.70		(0.07)	1.81	0.19	(0.10)	0.84

Distributions(b)
From net investment income	(0.24)		(0.24)	(0.14)	(0.15)	(0.18)	(0.20)
From net realized gain	(0.65)		(0.05)	(0.17)	(0.57)	(0.49)	(0.73)

Total distributions	(0.89)		(0.29)	(0.31)	(0.72)	(0.67)	(0.93)

Net asset value, end of period	$10.81		$11.00	$11.36	$9.86	$10.39	$11.16

Total Return(c)
Based on net asset value	7.28	%(d)	(0.73)%	18.85%	2.10%	(1.05)%	7.94%

Ratios to Average Net Assets
Total expenses(e)	1.30	%(f)	1.52%	1.60%	1.54%	1.38%	1.47%

Total expenses after fees waived and/or reimbursed(e)	0.35	%(f)	0.33%	0.34%	0.43%	0.42%	0.47%

Net investment income(e)	3.32	%(f)	1.99%	2.30%	0.99%	1.05%	1.35%

Supplemental Data
Net assets, end of period (000)	$6,368		$9,042	$9,853	$8,783	$11,053	$11,926

Portfolio turnover rate	20%		96%	128%	37%	75%	61%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.24%	0.68%	0.64%	0.50%

(f)	Annualized.

See notes to financial statements.

70	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)
	Class K
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017		2016	2015	2014

Net asset value, beginning of period	$11.11		$11.48	$9.97		$10.49	$11.27	$11.35

Net investment income(a)	0.18		0.27	0.27		0.12	0.14	0.19
Net realized and unrealized gain (loss)	0.54		(0.31)	1.59		0.12	(0.22)	0.70

Net increase (decrease) from investment operations	0.72		(0.04)	1.86		0.24	(0.08)	0.89

Distributions(b)
From net investment income	(0.28)		(0.28)	(0.18)		(0.19)	(0.21)	(0.24)
From net realized gain	(0.65)		(0.05)	(0.17)		(0.57)	(0.49)	(0.73)

Total distributions	(0.93)		(0.33)	(0.35)		(0.76)	(0.70)	(0.97)

Net asset value, end of period	$10.90		$11.11	$11.48		$9.97	$10.49	$11.27

Total Return(c)
Based on net asset value	7.45	%(d)	(0.46)%	19.20%		2.60%	(0.80)%	8.27%

Ratios to Average Net Assets
Total expenses(e)	1.01	%(f)	1.26%	1.23%		1.11%	0.99%	1.09%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.01%	0.00	%(g)	0.08%	0.07%	0.12%

Net investment income(e)	3.47	%(f)	2.33%	2.51%		1.21%	1.29%	1.74%

Supplemental Data
Net assets, end of period (000)	$2,663		$2,541	$1,989		$2,739	$1,327	$878

Portfolio turnover rate	20%		96%	128%		37%	75%	61%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017		2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.24%		0.68%	0.64%	0.50%

(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)
	Class R
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.88		$11.25	$9.77	$10.30	$11.08	$11.18

Net investment income(a)	0.15		0.27	0.21	0.07	0.09	0.12
Net realized and unrealized gain (loss)	0.53		(0.37)	1.56	0.10	(0.22)	0.69

Net increase (decrease) from investment operations	0.68		(0.10)	1.77	0.17	(0.13)	0.81

Distributions(b)
From net investment income	(0.25)		(0.22)	(0.12)	(0.13)	(0.16)	(0.18)
From net realized gain	(0.65)		(0.05)	(0.17)	(0.57)	(0.49)	(0.73)

Total distributions	(0.90)		(0.27)	(0.29)	(0.70)	(0.65)	(0.91)

Net asset value, end of period	$10.66		$10.88	$11.25	$9.77	$10.30	$11.08

Total Return(c)
Based on net asset value	7.23	%(d)	(0.99)%	18.56%	1.89%	(1.28)%	7.65%

Ratios to Average Net Assets
Total expenses(e)	1.55	%(f)	1.68%	1.85%	1.78%	1.67%	1.72%

Total expenses after fees waived and/or reimbursed(e)	0.55	%(f)	0.54%	0.57%	0.67%	0.66%	0.71%

Net investment income(e)	2.95	%(f)	2.40%	2.04%	0.74%	0.86%	1.08%

Supplemental Data
Net assets, end of period (000)	$8,147		$7,822	$8,064	$7,338	$7,374	$8,060

Portfolio turnover rate	20%		96%	128%	37%	75%	61%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.24%	0.68%	0.64%	0.50%

(f)	Annualized.

See notes to financial statements.

72	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund
	Institutional
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.76		$11.18	$9.70	$10.44	$11.52	$11.48

Net investment income(a)	0.17		0.27	0.25	0.11	0.14	0.18
Net realized and unrealized gain (loss)	0.56		(0.36)	1.60	0.10	(0.19)	0.75

Net increase (decrease) from investment operations	0.73		(0.09)	1.85	0.21	(0.05)	0.93

Distributions(b)
From net investment income	(0.30)		(0.26)	(0.15)	(0.19)	(0.23)	(0.24)
From net realized gain	(0.38)		(0.07)	(0.22)	(0.76)	(0.80)	(0.65)

Total distributions	(0.68)		(0.33)	(0.37)	(0.95)	(1.03)	(0.89)

Net asset value, end of period	$10.81		$10.76	$11.18	$9.70	$10.44	$11.52

Total Return(c)
Based on net asset value	7.51	%(d)	(0.88)%	19.65%	2.33%	(0.61)%	8.49%

Ratios to Average Net Assets
Total expenses(e)	1.24	%(f)	1.31%	1.76%	1.49%	1.20%	1.26%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.09%	0.10%	0.17%	0.17%	0.22%

Net investment income(e)	3.31	%(f)	2.35%	2.39%	1.10%	1.31%	1.56%

Supplemental Data
Net assets, end of period (000)	$624		$636	$92	$96	$102	$120

Portfolio turnover rate	17%		59%	136%	35%	93%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.24%	0.73%	0.69%	0.54%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)
	Investor A
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.65		$11.05	$9.59	$10.32	$11.40	$11.37

Net investment income(a)	0.17		0.22	0.22	0.08	0.11	0.15
Net realized and unrealized gain (loss)	0.53		(0.32)	1.58	0.10	(0.19)	0.75

Net increase (decrease) from investment operations	0.70		(0.10)	1.80	0.18	(0.08)	0.90

Distributions(b)
From net investment income	(0.26)		(0.23)	(0.12)	(0.15)	(0.20)	(0.22)
From net realized gain	(0.38)		(0.07)	(0.22)	(0.76)	(0.80)	(0.65)

Total distributions	(0.64)		(0.30)	(0.34)	(0.91)	(1.00)	(0.87)

Net asset value, end of period	$10.71		$10.65	$11.05	$9.59	$10.32	$11.40

Total Return(c)
Based on net asset value	7.33	%(d)	(1.01)%	19.33%	2.05%	(0.87)%	8.25%

Ratios to Average Net Assets
Total expenses(e)	1.45	%(f)	1.56%	1.84%	1.64%	1.36%	1.41%

Total expenses after fees waived and/or reimbursed(e)	0.35	%(f)	0.32%	0.34%	0.42%	0.42%	0.47%

Net investment income(e)	3.31	%(f)	2.01%	2.16%	0.88%	1.06%	1.36%

Supplemental Data
Net assets, end of period (000)	$5,072		$8,278	$8,601	$7,945	$9,543	$13,008

Portfolio turnover rate	17%		59%	136%	35%	93%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.24%	0.73%	0.69%	0.54%

(f)	Annualized.

See notes to financial statements.

74	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)
	Class K
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017		2016	2015	2014

Net asset value, beginning of period	$10.78		$11.18	$9.70		$10.45	$11.53	$11.48

Net investment income(a)	0.18		0.25	0.25		0.11	0.14	0.18
Net realized and unrealized gain (loss)	0.55		(0.32)	1.61		0.10	(0.18)	0.77

Net increase (decrease) from investment operations	0.73		(0.07)	1.86		0.21	(0.04)	0.95

Distributions(b)
From net investment income	(0.31)		(0.26)	(0.16)		(0.20)	(0.24)	(0.25)
From net realized gain	(0.38)		(0.07)	(0.22)		(0.76)	(0.80)	(0.65)

Total distributions	(0.69)		(0.33)	(0.38)		(0.96)	(1.04)	(0.90)

Net asset value, end of period	$10.82		$10.78	$11.18		$9.70	$10.45	$11.53

Total Return(c)
Based on net asset value	7.51	%(d)	(0.67)%	19.77%		2.34%	(0.51)%	8.66%

Ratios to Average Net Assets
Total expenses(e)	1.17	%(f)	1.29%	1.44%		1.21%	0.97%	1.01%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.01%	0.00	%(g)	0.07%	0.07%	0.12%

Net investment income(e)	3.47	%(f)	2.20%	2.42%		1.15%	1.33%	1.61%

Supplemental Data
Net assets, end of period (000)	$2,101		$1,998	$1,261		$1,850	$1,162	$847

Portfolio turnover rate	17%		59%	136%		35%	93%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017		2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.24%		0.73%	0.69%	0.54%

(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)

	Class R
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.59		$10.99	$9.53	$10.28	$11.36	$11.32

Net investment income(a)	0.14		0.21	0.19	0.06	0.09	0.12
Net realized and unrealized gain (loss)	0.55		(0.34)	1.58	0.09	(0.19)	0.76

Net increase (decrease) from investment operations	0.69		(0.13)	1.77	0.15	(0.10)	0.88

Distributions(b)
From net investment income	(0.26)		(0.20)	(0.09)	(0.14)	(0.18)	(0.19)
From net realized gain	(0.38)		(0.07)	(0.22)	(0.76)	(0.80)	(0.65)

Total distributions	(0.64)		(0.27)	(0.31)	(0.90)	(0.98)	(0.84)

Net asset value, end of period	$10.64		$10.59	$10.99	$9.53	$10.28	$11.36

Total Return(c)
Based on net asset value	7.27	%(d)	(1.25)%	19.06%	1.73%	(1.09)%	8.06%

Ratios to Average Net Assets
Total expenses(e)	1.72	%(f)	1.79%	2.06%	1.88%	1.64%	1.67%

Total expenses after fees waived and/or reimbursed(e)	0.57	%(f)	0.55%	0.58%	0.66%	0.66%	0.71%

Net investment income(e)	2.83	%(f)	1.85%	1.90%	0.63%	0.83%	1.07%

Supplemental Data
Net assets, end of period (000)	$8,521		$7,275	$5,745	$6,406	$7,303	$7,346

Portfolio turnover rate	17%		59%	136%	35%	93%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.22%		0.23%	0.24%	0.73%	0.69%	0.54%

(f)	Annualized.

See notes to financial statements.

76	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund

	Institutional
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.06		$12.44	$10.65	$11.36	$12.25	$12.14

Net investment income(a)	0.19		0.32	0.27	0.11	0.16	0.19
Net realized and unrealized gain (loss)	0.58		(0.40)	1.89	0.10	(0.22)	0.78

Net increase (decrease) from investment operations	0.77		(0.08)	2.16	0.21	(0.06)	0.97

Distributions(b)
From net investment income	(0.30)		(0.30)	(0.14)	(0.19)	(0.22)	(0.24)
From net realized gain	(0.63)		—	(0.23)	(0.73)	(0.61)	(0.62)

Total distributions	(0.93)		(0.30)	(0.37)	(0.92)	(0.83)	(0.86)

Net asset value, end of period	$11.90		$12.06	$12.44	$10.65	$11.36	$12.25

Total Return(c)
Based on net asset value	7.45	%(d)	(0.75)%	20.93%	2.09%	(0.59)%	8.31%

Ratios to Average Net Assets
Total expenses(e)	1.51	%(f)	1.85%	2.10%	1.70%	1.64%	1.96%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.11%	0.10%	0.17%	0.17%	0.22%

Net investment income(e)	3.36	%(f)	2.50%	2.36%	1.03%	1.41%	1.61%

Supplemental Data
Net assets, end of period (000)	$866		$791	$118	$92	$71	$72

Portfolio turnover rate	18%		81%	131%	32%	80%	72%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.26%	0.70%	0.67%	0.54%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)

	Investor A
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.86		$12.23	$10.48	$11.19	$12.08	$11.99

Net investment income(a)	0.20		0.26	0.23	0.08	0.13	0.15
Net realized and unrealized gain (loss)	0.56		(0.37)	1.87	0.09	(0.22)	0.78

Net increase (decrease) from investment operations	0.76		(0.11)	2.10	0.17	(0.09)	0.93

Distributions(b)
From net investment income	(0.27)		(0.26)	(0.12)	(0.15)	(0.19)	(0.22)
From net realized gain	(0.63)		—	(0.23)	(0.73)	(0.61)	(0.62)

Total distributions	(0.90)		(0.26)	(0.35)	(0.88)	(0.80)	(0.84)

Net asset value, end of period	$11.72		$11.86	$12.23	$10.48	$11.19	$12.08

Total Return(c)
Based on net asset value	7.40	%(d)	(0.99)%	20.56%	1.81%	(0.84)%	8.02%

Ratios to Average Net Assets
Total expenses(e)	1.76	%(f)	2.09%	2.24%	1.98%	1.83%	2.00%

Total expenses after fees waived and/or reimbursed(e)	0.35	%(f)	0.34%	0.34%	0.42%	0.42%	0.47%

Net investment income(e)	3.49	%(f)	2.09%	2.08%	0.78%	1.12%	1.29%

Supplemental Data
Net assets, end of period (000)	$4,009		$6,246	$6,554	$5,808	$6,303	$6,396

Portfolio turnover rate	18%		81%	131%	32%	80%	72%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.26%	0.70%	0.67%	0.54%

(f)	Annualized.

See notes to financial statements.

78	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)

	Class K
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017		2016	2015	2014

Net asset value, beginning of period	$12.09		$12.46	$10.66		$11.37	$12.27	$12.16

Net investment income(a)	0.20		0.29	0.25		0.11	0.17	0.20
Net realized and unrealized gain (loss)	0.58		(0.36)	1.93		0.11	(0.23)	0.78

Net increase (decrease) from investment operations	0.78		(0.07)	2.18		0.22	(0.06)	0.98

Distributions(b)
From net investment income	(0.31)		(0.30)	(0.15)		(0.20)	(0.23)	(0.25)
From net realized gain	(0.63)		—	(0.23)		(0.73)	(0.61)	(0.62)

Total distributions	(0.94)		(0.30)	(0.38)		(0.93)	(0.84)	(0.87)

Net asset value, end of period	$11.93		$12.09	$12.46		$10.66	$11.37	$12.27

Total Return(c)
Based on net asset value	7.54	%(d)	(0.65)%	21.11%		2.19%	(0.57)%	8.38%

Ratios to Average Net Assets
Total expenses(e)	1.47	%(f)	1.78%	1.73%		1.53%	1.38%	1.60%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.02%	0.00	%(g)	0.07%	0.07%	0.12%

Net investment income(e)	3.43	%(f)	2.26%	2.19%		1.06%	1.48%	1.65%

Supplemental Data
Net assets, end of period (000)	$1,838		$1,583	$754		$1,558	$691	$589

Portfolio turnover rate	18%		81%	131%		32%	80%	72%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017		2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.26%		0.70%	0.67%	0.54%

(f)	Annualized.
(g)	Amount is less than 0.005%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)
	Class R
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.74		$12.11	$10.37	$11.08	$11.99	$11.90

Net investment income(a)	0.16		0.32	0.21	0.06	0.10	0.12
Net realized and unrealized gain (loss)	0.57		(0.45)	1.84	0.09	(0.22)	0.77

Net increase (decrease) from investment operations	0.73		(0.13)	2.05	0.15	(0.12)	0.89

Distributions(b)
From net investment income	(0.28)		(0.24)	(0.08)	(0.13)	(0.18)	(0.18)
From net realized gain	(0.63)		—	(0.23)	(0.73)	(0.61)	(0.62)

Total distributions	(0.91)		(0.24)	(0.31)	(0.86)	(0.79)	(0.80)

Net asset value, end of period	$11.56		$11.74	$12.11	$10.37	$11.08	$11.99

Total Return(c)
Based on net asset value	7.27	%(d)	(1.18)%	20.32%	1.60%	(1.11)%	7.79%

Ratios to Average Net Assets
Total expenses(e)	2.01	%(f)	2.26%	2.44%	2.14%	2.05%	2.20%

Total expenses after fees waived and/or reimbursed(e)	0.55	%(f)	0.54%	0.57%	0.66%	0.66%	0.70%

Net investment income(e)	2.91	%(f)	2.58%	1.86%	0.56%	0.90%	1.00%

Supplemental Data
Net assets, end of period (000)	$6,057		$5,299	$5,989	$5,272	$6,078	$6,527

Portfolio turnover rate	18%		81%	131%	32%	80%	72%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.26%	0.70%	0.67%	0.54%

(f)	Annualized.

See notes to financial statements.

80	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund
	Institutional
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.21		$11.60	$9.93	$10.53	$11.31	$11.11

Net investment income(a)	0.18		0.30	0.23	0.10	0.15	0.16
Net realized and unrealized gain (loss)	0.55		(0.41)	1.79	0.08	(0.20)	0.77

Net increase (decrease) from investment operations	0.73		(0.11)	2.02	0.18	(0.05)	0.93

Distributions(b)
From net investment income	(0.31)		(0.28)	(0.14)	(0.16)	(0.19)	(0.21)
From net realized gain	(0.47)		—	(0.21)	(0.62)	(0.54)	(0.52)

Total distributions	(0.78)		(0.28)	(0.35)	(0.78)	(0.73)	(0.73)

Net asset value, end of period	$11.16		$11.21	$11.60	$9.93	$10.53	$11.31

Total Return(c)
Based on net asset value	7.48	%(d)	(1.09)%	20.91%	1.92%	(0.54)%	8.69%

Ratios to Average Net Assets
Total expenses(e)	1.49	%(f)	1.62%	1.87%	1.76%	1.58%	1.91%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.10%	0.09%	0.17%	0.17%	0.24%

Net investment income(e)	3.42	%(f)	2.53%	2.22%	1.01%	1.36%	1.49%

Supplemental Data
Net assets, end of period (000)	$548		$439	$73	$206	$172	$180

Portfolio turnover rate	22%		62%	122%	36%	77%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.26%	0.71%	0.66%	0.50%

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)
	Investor A
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.07		$11.45	$9.80	$10.40	$11.18	$11.00

Net investment income(a)	0.18		0.25	0.21	0.07	0.11	0.14
Net realized and unrealized gain (loss)	0.53		(0.39)	1.77	0.08	(0.19)	0.75

Net increase (decrease) from investment operations	0.71		(0.14)	1.98	0.15	(0.08)	0.89

Distributions(b)
From net investment income	(0.29)		(0.24)	(0.12)	(0.13)	(0.16)	(0.19)
From net realized gain	(0.47)		—	(0.21)	(0.62)	(0.54)	(0.52)

Total distributions	(0.76)		(0.24)	(0.33)	(0.75)	(0.70)	(0.71)

Net asset value, end of period	$11.02		$11.07	$11.45	$9.80	$10.40	$11.18

Total Return(c)
Based on net asset value	7.26	%(d)	(1.28)%	20.67%	1.63%	(0.79)%	8.38%

Ratios to Average Net Assets
Total expenses(e)	1.70	%(f)	1.81%	2.22%	2.15%	1.98%	2.27%

Total expenses after fees waived and/or reimbursed(e)	0.35	%(f)	0.32%	0.34%	0.42%	0.42%	0.48%

Net investment income(e)	3.48	%(f)	2.16%	2.02%	0.78%	1.07%	1.23%

Supplemental Data
Net assets, end of period (000)	$6,066		$8,608	$7,834	$6,110	$6,215	$5,965

Portfolio turnover rate	22%		62%	122%	36%	77%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.26%	0.71%	0.66%	0.50%

(f)	Annualized.

See notes to financial statements.

82	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)
	Class K
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017		2016	2015	2014

Net asset value, beginning of period	$11.25		$11.63	$9.94		$10.54	$11.32	$11.12

Net investment income(a)	0.19		0.29	0.26		0.11	0.16	0.17
Net realized and unrealized gain (loss)	0.53		(0.39)	1.79		0.08	(0.20)	0.77

Net increase (decrease) from investment operations	0.72		(0.10)	2.05		0.19	(0.04)	0.94

Distributions(b)
From net investment income	(0.32)		(0.28)	(0.15)		(0.17)	(0.20)	(0.22)
From net realized gain	(0.47)		—	(0.21)		(0.62)	(0.54)	(0.52)

Total distributions	(0.79)		(0.28)	(0.36)		(0.79)	(0.74)	(0.74)

Net asset value, end of period	$11.18		$11.25	$11.63		$9.94	$10.54	$11.32

Total Return(c)
Based on net asset value	7.36	%(d)	(0.97)%	21.21%		2.02%	(0.44)%	8.76%

Ratios to Average Net Assets
Total expenses(e)	1.46	%(f)	1.60%	1.58%		1.59%	1.40%	1.73%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.02%	0.00	%(g)	0.07%	0.07%	0.13%

Net investment income(e)	3.50	%(f)	2.42%	2.47%		1.08%	1.44%	1.55%

Supplemental Data
Net assets, end of period (000)	$1,042		$855	$437		$996	$669	$551

Portfolio turnover rate	22%		62%	122%		36%	77%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017		2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.26%		0.71%	0.66%	0.50%

(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)

	Class R
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.01		$11.39	$9.74	$10.35	$11.14	$10.96

Net investment income(a)	0.15		0.28	0.19	0.05	0.09	0.10
Net realized and unrealized gain (loss)	0.54		(0.44)	1.76	0.07	(0.19)	0.76

Net increase (decrease) from investment operations	0.69		(0.16)	1.95	0.12	(0.10)	0.86

Distributions(b)
From net investment income	(0.28)		(0.22)	(0.09)	(0.11)	(0.15)	(0.16)
From net realized gain	(0.47)		—	(0.21)	(0.62)	(0.54)	(0.52)

Total distributions	(0.75)		(0.22)	(0.30)	(0.73)	(0.69)	(0.68)

Net asset value, end of period	$10.95		$11.01	$11.39	$9.74	$10.35	$11.14

Total Return(c)
Based on net asset value	7.15	%(d)	(1.50)%	20.46%	1.33%	(0.98)%	8.10%

Ratios to Average Net Assets
Total expenses(e)	1.99	%(f)	2.05%	2.34%	2.26%	2.11%	2.45%

Total expenses after fees waived and/or reimbursed(e)	0.55	%(f)	0.54%	0.57%	0.65%	0.66%	0.72%

Net investment income(e)	2.88	%(f)	2.40%	1.77%	0.55%	0.86%	0.93%

Supplemental Data
Net assets, end of period (000)	$5,673		$4,610	$6,143	$5,074	$5,743	$5,811

Portfolio turnover rate	22%		62%	122%	36%	77%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.26%	0.71%	0.66%	0.50%

(f) Annualized.

See notes to financial statements.

84	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund

	Institutional
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.75		$12.13	$10.35	$11.09	$12.11	$11.43

Net investment income(a)	0.20		0.32	0.25	0.11	0.15	0.19
Net realized and unrealized gain (loss)	0.56		(0.39)	1.84	0.09	(0.18)	0.87

Net increase (decrease) from investment operations	0.76		(0.07)	2.09	0.20	(0.03)	1.06

Distributions(b)
From net investment income	(0.27)		(0.31)	(0.13)	(0.14)	(0.18)	(0.26)
From net realized gain	(0.35)		—	(0.18)	(0.80)	(0.81)	(0.12)

Total distributions	(0.62)		(0.31)	(0.31)	(0.94)	(0.99)	(0.38)

Net asset value, end of period	$11.89		$11.75	$12.13	$10.35	$11.09	$12.11

Total Return(c)
Based on net asset value	7.23	%(d)	(0.71)%	20.70%	2.05%	(0.31)%	9.28%

Ratios to Average Net Assets
Total expenses(e)	2.45	%(f)	4.62%	4.65%	5.36%	5.57%	6.44%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.08%	0.10%	0.17%	0.18%	0.24%

Net investment income(e)	3.46	%(f)	2.58%	2.26%	1.08%	1.31%	1.60%

Supplemental Data
Net assets, end of period (000)	$340		$275	$31	$26	$28	$30

Portfolio turnover rate	12%		60%	97%	38%	68%	47%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.25%	0.67%	0.64%	0.53%

(f) Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)

	Investor A
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.69		$12.06	$10.29	$11.04	$12.06	$11.42

Net investment income(a)	0.19		0.25	0.23	0.08	0.11	0.13
Net realized and unrealized gain (loss)	0.56		(0.37)	1.83	0.08	(0.16)	0.88

Net increase (decrease) from investment operations	0.75		(0.12)	2.06	0.16	(0.05)	1.01

Distributions(b)
From net investment income	(0.24)		(0.25)	(0.11)	(0.11)	(0.16)	(0.25)
From net realized gain	(0.35)		—	(0.18)	(0.80)	(0.81)	(0.12)

Total distributions	(0.59)		(0.25)	(0.29)	(0.91)	(0.97)	(0.37)

Net asset value, end of period	$11.85		$11.69	$12.06	$10.29	$11.04	$12.06

Total Return(c)
Based on net asset value	7.13	%(d)	(1.05)%	20.51%	1.72%	(0.49)%	8.96%

Ratios to Average Net Assets
Total expenses(e)	2.88	%(f)	5.05%	4.93%	5.63%	6.07%	6.74%

Total expenses after fees waived and/or reimbursed(e)	0.35	%(f)	0.35%	0.35%	0.42%	0.42%	0.49%

Net investment income(e)	3.26	%(f)	2.07%	2.07%	0.75%	0.95%	1.08%

Supplemental Data
Net assets, end of period (000)	$517		$479	$619	$525	$269	$201

Portfolio turnover rate	12%		60%	97%	38%	68%	47%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Investments in underlying funds	0.23%		0.23%	0.25%	0.67%	0.64%	0.53%

(f) Annualized.

See notes to financial statements.

86	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)
	Class K
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018		2017		2016	2015	2014

Net asset value, beginning of period	$11.77		$12.15		$10.36		$11.10	$12.12	$11.44

Net investment income(a)	0.21		0.31		0.26		0.12	0.16	0.20
Net realized and unrealized gain (loss)	0.56		(0.38)		1.85		0.09	(0.17)	0.87

Net increase (decrease) from investment operations	0.77		(0.07)		2.11		0.21	(0.01)	1.07

Distributions(b)
From net investment income	(0.28)		(0.31)		(0.14)		(0.15)	(0.20)	(0.27)
From net realized gain	(0.35)		—		(0.18)		(0.80)	(0.81)	(0.12)

Total distributions	(0.63)		(0.31)		(0.32)		(0.95)	(1.01)	(0.39)

Net asset value, end of period	$11.91		$11.77		$12.15		$10.36	$11.10	$12.12

Total Return(c)
Based on net asset value	7.30	%(d)	(0.69)%		20.90%		2.17%	(0.20)%	9.46%

Ratios to Average Net Assets
Total expenses(e)	2.36	%(f)	4.58%		4.48%		4.95%	5.40%	6.05%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.06%	0.07%	0.14%

Net investment income(e)	3.68	%(f)	2.53%		2.35%		1.17%	1.41%	1.70%

Supplemental Data
Net assets, end of period (000)	$3,142		$2,926		$2,817		$2,289	$2,243	$2,333

Portfolio turnover rate	12%		60%		97%		38%	68%	47%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018		2017		2016	2015	2014
Investments in underlying funds	0.23%		0.23%		0.25%		0.67%	0.64%	0.53%

(f) Annualized. (g) Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)
	Class R
	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.59		$11.98	$10.23	$11.00	$12.05	$11.40

Net investment income(a)	0.17		0.34	0.20	0.05	0.06	0.12
Net realized and unrealized gain (loss)	0.55		(0.48)	1.83	0.10	(0.14)	0.86

Net increase (decrease) from investment operations	0.72		(0.14)	2.03	0.15	(0.08)	0.98

Distributions(b)
From net investment income	(0.26)		(0.25)	(0.10)	(0.12)	(0.16)	(0.21)
From net realized gain	(0.35)		—	(0.18)	(0.80)	(0.81)	(0.12)

Total distributions	(0.61)		(0.25)	(0.28)	(0.92)	(0.97)	(0.33)

Net asset value, end of period	$11.70		$11.59	$11.98	$10.23	$11.00	$12.05

Total Return(c)
Based on net asset value	6.99	%(d)	(1.24)%	20.21%	1.56%	(0.76)%	8.71%

Ratios to Average Net Assets
Total expenses(e)	2.98	%(f)	4.60%	5.19%	5.62%	5.94%	7.49%

Total expenses after fees waived and/or reimbursed(e)	0.56	%(f)	0.55%	0.58%	0.66%	0.66%	0.73%

Net investment income(e)	2.94	%(f)	2.85%	1.76%	0.50%	0.56%	1.07%

Supplemental Data
Net assets, end of period (000)	$4,531		$3,383	$1,546	$922	$441	$38

Portfolio turnover rate	12%		60%	97%	38%	68%	47%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19		Year Ended October 31,
	(unaudited)		2018	2017	2016	2015	2014
Investments in underlying funds	0.23%		0.23%	0.25%	0.67%	0.64%	0.53%

(f) Annualized.

See notes to financial statements.

88	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund

	Institutional
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017

Net asset value, beginning of period	$10.28		$10.72	$10.00

Net investment income(b)	0.20		0.29	0.13
Net realized and unrealized gain (loss)	0.49		(0.47)	0.59

Net increase (decrease) from investment operations	0.69		(0.18)	0.72

Distributions(c)
From net investment income	(0.33)		(0.26)	—
From net realized gain	(0.04)		—	—

Total distributions	(0.37)		(0.26)	—

Net asset value, end of period	$10.60		$10.28	$10.72

Total Return(d)
Based on net asset value	7.25	%(e)	(1.78)%	7.20	%(e)

Ratios to Average Net Assets
Total expenses(f)	14.82	%(g)	20.50%	29.68	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.10	%(g)	0.10%	0.02	%(g)

Net investment income(f)	3.92	%(g)	2.64%	3.05	%(g)

Supplemental Data
Net assets, end of period (000)	$21		$21	$22

Portfolio turnover rate	13%		36%	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Investments in underlying funds	0.24%	0.25%	0.25%

(g)	Annualized.
(h)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.49%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)

	Investor A
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017

Net asset value, beginning of period	$10.26		$10.71	$10.00

Net investment income(b)	0.14		0.25	0.12
Net realized and unrealized gain (loss)	0.54		(0.45)	0.59

Net increase (decrease) from investment operations	0.68		(0.20)	0.71

Distributions(c)
From net investment income	(0.31)		(0.25)	—
From net realized gain	(0.04)		—	—

Total distributions	(0.35)		(0.25)	—

Net asset value, end of period	$10.59		$10.26	$10.71

Total Return(d)
Based on net asset value	7.10	%(e)	(2.01)%	7.10	%(e)

Ratios to Average Net Assets
Total expenses(f)	14.69	%(g)	20.38%	29.88	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.35	%(g)	0.35%	0.28	%(g)

Net investment income(f)	2.66	%(g)	2.31%	2.78	%(g)

Supplemental Data
Net assets, end of period (000)	$87		$28	$22

Portfolio turnover rate	13%		36%	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Investments in underlying funds	0.24%	0.25%	0.25%

(g)	Annualized.
(h)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.66%.

See notes to financial statements.

90	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)

	Class K
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017

Net asset value, beginning of period	$10.29		$10.72	$10.00

Net investment income(b)	0.20		0.30	0.13
Net realized and unrealized gain (loss)	0.49		(0.46)	0.59

Net increase (decrease) from investment operations	0.69		(0.16)	0.72

Distributions(c)
From net investment income	(0.34)		(0.27)	—
From net realized gain	(0.04)		—	—

Total distributions	(0.38)		(0.27)	—

Net asset value, end of period	$10.60		$10.29	$10.72

Total Return(d)
Based on net asset value	7.26	%(e)	(1.66)%	7.20	%(e)

Ratios to Average Net Assets
Total expenses(f)	14.59	%(g)	20.08%	29.00	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g)(i)	0.01%	0.00	%(g)(i)

Net investment income(f)	4.02	%(g)	2.74%	3.05	%(g)

Supplemental Data
Net assets, end of period (000)	$998		$967	$1,008

Portfolio turnover rate	13%		36%	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Investments in underlying funds	0.24%	0.25%	0.25%

(g)	Annualized.
(h)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.34%.
(i)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)

	Class R
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017

Net asset value, beginning of period	$10.23		$10.69	$10.00

Net investment income(b)	0.12		0.23	0.11
Net realized and unrealized gain (loss)	0.54		(0.46)	0.58

Net increase (decrease) from investment operations	0.66		(0.23)	0.69

Distributions(c)
From net investment income	(0.32)		(0.23)	—
From net realized gain	(0.04)		—	—

Total distributions	(0.36)		(0.23)	—

Net asset value, end of period	$10.53		$10.23	$10.69

Total Return(d)
Based on net asset value	7.02	%(e)	(2.25)%	6.90	%(e)

Ratios to Average Net Assets
Total expenses(f)	16.59	%(g)	20.47%	30.14	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.58	%(g)	0.60%	0.53	%(g)

Net investment income(f)	2.31	%(g)	2.12%	2.52	%(g)

Supplemental Data
Net assets, end of period (000)	$318		$37	$21

Portfolio turnover rate	13%		36%	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Investments in underlying funds	0.24%	0.25%	0.25%

(g)	Annualized.
(h)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.91%.

See notes to financial statements.

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Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”), (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta Retirement Fund	Diversified
BlackRock LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2020 Fund	Diversified
BlackRock LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2025 Fund	Diversified
BlackRock LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2030 Fund	Diversified
BlackRock LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2035 Fund	Diversified
BlackRock LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2040 Fund	Diversified
BlackRock LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2045 Fund	Diversified
BlackRock LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2050 Fund	Diversified
BlackRock LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2055 Fund	Diversified
BlackRock LifePath® Smart Beta 2060 Fund	LifePath® Smart Beta 2060 Fund	Diversified

By owning shares of the Underlying Funds, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity Underlying Funds may also include funds that invest in real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income Underlying Funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds and cash or money market instruments. Multi-asset Underlying Funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds may invest in derivatives.

As of period end, the financial statements of each Underlying Fund, including the Schedule of Investments, can be read in conjunction with each Fund’s financial statements. Each Underlying Fund’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http:// www.sec.gov.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Investor A and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including

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Notes to Financial Statements  (unaudited) (continued)

other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

ETFs traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of April 30, 2019, certain investments of the Funds were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a

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Notes to Financial Statements  (unaudited) (continued)

value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath® Smart Beta 2030 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$139,720	$(139,720)	$—

LifePath® Smart Beta 2055 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$44,910	$(44,910)	$—

(a)

Cash collateral with a value of $142,800 and $45,900 has been received in connection with securities lending agreements for LifePath® Smart Beta 2030 Fund and LifePath® Smart Beta 2055 Fund, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Class R
Service Fee	0.25%	0.25%
Distribution Fee	—	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended April 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Class R	Total
LifePath® Smart Beta Retirement Fund	$ 7,497	$ 7,713	$15,210
LifePath® Smart Beta 2020 Fund	11,250	17,490	28,740
LifePath® Smart Beta 2025 Fund	16,224	18,358	34,582
LifePath® Smart Beta 2030 Fund	13,221	26,823	40,044
LifePath® Smart Beta 2035 Fund	8,995	19,686	28,681
LifePath® Smart Beta 2040 Fund	7,627	19,266	26,893
LifePath® Smart Beta 2045 Fund	6,012	14,242	20,254
LifePath® Smart Beta 2050 Fund	8,599	12,484	21,083
LifePath® Smart Beta 2055 Fund	626	9,714	10,340
LifePath® Smart Beta 2060 Fund	56	420	476

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended April 30, 2019, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$ 94	$ 603	$57	$305	$1,059
LifePath® Smart Beta 2020 Fund	224	904	105	700	1,933
LifePath® Smart Beta 2025 Fund	214	1,296	251	729	2,490
LifePath® Smart Beta 2030 Fund	188	1,058	162	1,070	2,478
LifePath® Smart Beta 2035 Fund	165	718	259	781	1,923
LifePath® Smart Beta 2040 Fund	58	609	199	768	1,634
LifePath® Smart Beta 2045 Fund	81	480	166	566	1,293
LifePath® Smart Beta 2050 Fund	48	684	93	494	1,319
LifePath® Smart Beta 2055 Fund	30	50	291	386	757
LifePath® Smart Beta 2060 Fund	2	5	95	17	119

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2019, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended April 30, 2019, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$25	$ 84	$ 11	$64	$184
LifePath® Smart Beta 2020 Fund	19	153	10	70	252
LifePath® Smart Beta 2025 Fund	21	275	11	79	386
LifePath® Smart Beta 2030 Fund	24	268	7	95	394
LifePath® Smart Beta 2035 Fund	31	265	19	86	401
LifePath® Smart Beta 2040 Fund	28	264	21	91	404
LifePath® Smart Beta 2045 Fund	28	295	24	88	435
LifePath® Smart Beta 2050 Fund	22	208	10	85	325
LifePath® Smart Beta 2055 Fund	15	118	18	87	238
LifePath® Smart Beta 2060 Fund	5	24	8	63	100

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended April 30, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$433	$1,272	$259	$2,045	$4,009
LifePath® Smart Beta 2020 Fund	696	2,242	219	3,310	6,467
LifePath® Smart Beta 2025 Fund	760	3,326	252	2,299	6,637
LifePath® Smart Beta 2030 Fund	646	3,196	300	3,948	8,090
LifePath® Smart Beta 2035 Fund	724	2,810	380	2,628	6,542
LifePath® Smart Beta 2040 Fund	327	2,347	403	3,557	6,634
LifePath® Smart Beta 2045 Fund	406	2,648	458	2,519	6,031
LifePath® Smart Beta 2050 Fund	245	2,686	346	2,420	5,697
LifePath® Smart Beta 2055 Fund	177	733	369	2,912	4,191
LifePath® Smart Beta 2060 Fund	24	114	39	1,870	2,047

Other Fees: For the six months ended April 30, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Smart Beta Retirement Fund	$36
LifePath® Smart Beta 2020 Fund	669
LifePath® Smart Beta 2025 Fund	285
LifePath® Smart Beta 2030 Fund	575
LifePath® Smart Beta 2035 Fund	438
LifePath® Smart Beta 2040 Fund	146
LifePath® Smart Beta 2045 Fund	269
LifePath® Smart Beta 2050 Fund	187
LifePath® Smart Beta 2055 Fund	24
LifePath® Smart Beta 2060 Fund	72

Expense Limitations, Waivers, Reimbursements and Recoupments: The Funds have incurred expenses in connection with the realignment and consolidation of the boards of trustees of certain BlackRock-advised funds. The Manager has voluntarily agreed to reimburse LifePath® Smart Beta 2055 Fund and LifePath® Smart Beta 2060 Fund for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2019, the amounts reimbursed were $352 and $294, respectively.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“perpetual expense limitation”). The perpetual expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. These contractual expense limitations are in effect through February 28, 2029, unless terminated earlier by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitations in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue these contractual expense limitations through February 29, 2020, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended April 30, 2019, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

LifePath® Smart Beta Retirement Fund	$91,836
LifePath® Smart Beta 2020 Fund	92,020
LifePath® Smart Beta 2025 Fund	96,204
LifePath® Smart Beta 2030 Fund	92,669
LifePath® Smart Beta 2035 Fund	91,614
LifePath® Smart Beta 2040 Fund	90,064
LifePath® Smart Beta 2045 Fund	89,627
LifePath® Smart Beta 2050 Fund	89,456
LifePath® Smart Beta 2055 Fund	87,256
LifePath® Smart Beta 2060 Fund	85,285

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended April 30, 2019, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$55	$—	$ 57	$ 51	$163
LifePath® Smart Beta 2020 Fund	—	—	106	121	227
LifePath® Smart Beta 2025 Fund	1	—	251	118	370
LifePath® Smart Beta 2030 Fund	—	2	162	181	345

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Notes to Financial Statements  (unaudited) (continued)

Administration Fees Waived	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta 2035 Fund	$69	$ 83	$259	$127	$538
LifePath® Smart Beta 2040 Fund	57	101	199	130	487
LifePath® Smart Beta 2045 Fund	69	438	166	95	768
LifePath® Smart Beta 2050 Fund	41	139	93	87	360
LifePath® Smart Beta 2055 Fund	30	50	291	68	439
LifePath® Smart Beta 2060 Fund	2	5	95	2	104

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$40	$ —	$259	$1,682	$1,981
LifePath® Smart Beta 2020 Fund	—	—	219	1,641	1,860
LifePath® Smart Beta 2025 Fund	—	—	252	1,598	1,850
LifePath® Smart Beta 2030 Fund	—	—	300	1,602	1,902
LifePath® Smart Beta 2035 Fund	—	—	380	1,699	2,079
LifePath® Smart Beta 2040 Fund	40	—	403	1,760	2,203
LifePath® Smart Beta 2045 Fund	11	305	458	1,879	2,653
LifePath® Smart Beta 2050 Fund	13	—	346	1,820	2,179
LifePath® Smart Beta 2055 Fund	26	487	369	2,156	3,038
LifePath® Smart Beta 2060 Fund	14	90	39	1,809	1,952

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On April 30, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2019	2020	2021
LifePath® Smart Beta Retirement Fund
Fund Level	$217,325	$206,063	$91,836
Institutional	142	3	95
Investor A	5,710	—	—
Class K	703	793	316
Class R	5,570	4	1,733
LifePath® Smart Beta 2020 Fund
Fund Level	199,036	209,914	92,020
Institutional	264	22	—
Investor A	10,624	—	—
Class K	884	843	325
Class R	5,258	—	1,762
LifePath® Smart Beta 2025 Fund
Fund Level	226,159	208,867	96,204
Institutional	168	64	1
Investor A	7,262	—	—
Class K	1,198	1,051	503
Class R	8,648	—	1,716
LifePath® Smart Beta 2030 Fund
Fund Level	210,363	203,840	92,669
Institutional	125	31	—
Investor A	6,248	—	2
Class K	1,169	952	462
Class R	4,561	—	1,783
LifePath® Smart Beta 2035 Fund
Fund Level	219,605	200,551	91,614
Institutional	207	137	69
Investor A	7,810	14	83
Class K	1,372	1,283	639
Class R	6,830	6	1,826

98	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Expiring October 31,
	2019	2020	2021
LifePath® Smart Beta 2040 Fund
Fund Level	$212,872	$200,810	$90,064
Institutional	242	103	97
Investor A	6,957	—	101
Class K	1,206	1,219	602
Class R	6,198	—	1,890
LifePath® Smart Beta 2045 Fund
Fund Level	213,459	196,284	89,627
Institutional	209	138	80
Investor A	7,802	175	743
Class K	1,269	1,231	624
Class R	5,135	—	1,974
LifePath® Smart Beta 2050 Fund
Fund Level	213,680	198,123	89,456
Institutional	363	112	54
Investor A	14,744	—	139
Class K	1,089	896	439
Class R	6,363	5	1,907
LifePath® Smart Beta 2055 Fund
Fund Level	195,544	190,937	87,256
Institutional	48	90	56
Investor A	1,607	806	537
Class K	1,358	1,392	660
Class R	1,509	123	2,224
LifePath® Smart Beta 2060 Fund
Fund Level	203,905	217,912	85,285
Institutional	—	71	16
Investor A	—	149	95
Class K	81	323	134
Class R	—	113	1,811

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2019, each Fund retained 80% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across a complex of open-end funds referred to as the Equity-Bond Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2019, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Smart Beta Retirement Fund	$462
LifePath® Smart Beta 2020 Fund	884
LifePath® Smart Beta 2025 Fund	657
LifePath® Smart Beta 2030 Fund	331
LifePath® Smart Beta 2035 Fund	172
LifePath® Smart Beta 2040 Fund	250
LifePath® Smart Beta 2045 Fund	181

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements  (unaudited) (continued)

LifePath® Smart Beta 2050 Fund	$84
LifePath® Smart Beta 2055 Fund	104
LifePath® Smart Beta 2060 Fund	64

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. In addition, the LifePath® Smart Beta 2055 Fund and the LifePath® Smart Beta 2060 Fund are currently permitted to lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended April 30, 2019, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Loss
LifePath® Smart Beta 2030 Fund	$ 42,161	$140,418	$ (942)
LifePath® Smart Beta 2035 Fund	33,175	68,078	(4,099)
LifePath® Smart Beta 2040 Fund	240,801	33,171	(1,037)
LifePath® Smart Beta 2045 Fund	—	48,410	(3,592)
LifePath® Smart Beta 2050 Fund	—	26,017	(2,028)

6.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments in the Underlying Funds, excluding short-term securities, were as follows:

	Purchases	Sales
LifePath® Smart Beta Retirement Fund	$3,233,704	$6,083,577
LifePath® Smart Beta 2020 Fund	5,982,332	8,445,246
LifePath® Smart Beta 2025 Fund	5,388,568	9,847,330
LifePath® Smart Beta 2030 Fund	5,900,715	9,482,221
LifePath® Smart Beta 2035 Fund	4,024,616	7,047,189
LifePath® Smart Beta 2040 Fund	2,816,042	5,614,890
LifePath® Smart Beta 2045 Fund	2,340,880	4,277,096
LifePath® Smart Beta 2050 Fund	3,008,005	4,963,196
LifePath® Smart Beta 2055 Fund	1,921,125	936,513
LifePath® Smart Beta 2060 Fund	366,643	161,381

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2018 except for LifePath® Smart Beta 2060 Fund, which remains open for the period ended October 31, 2017 and the year ended October 31, 2018. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

100	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Tax cost	$9,831,992	$18,246,998	$22,387,439	$23,151,531	$17,166,540

Gross unrealized appreciation	$637,604	$1,271,715	$2,059,476	$2,366,602	$1,923,759
Gross unrealized depreciation	(12,489)	(21,929)	(16,358)	(8,538)	(5,755)

Net unrealized appreciation	$625,115	$1,249,786	$2,043,118	$2,358,064	$1,918,004

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Tax cost	$14,479,439	$11,336,884	$11,728,318	$7,836,411	$1,359,527

Gross unrealized appreciation	$1,951,830	$1,432,299	$1,625,380	$738,225	$82,773
Gross unrealized depreciation	(21,491)	—	(6,648)	—	(3,811)

Net unrealized appreciation	$1,930,339	$1,432,299	$1,618,732	$738,225	$78,962

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2019, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
LifePath® Smart Beta Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	8,056	$78,741	92,339	$999,319
Shares issued in reinvestment of distributions	6,763	63,375	4,460	47,813
Shares redeemed	(183,107)	(1,896,301)	(28,196)	(303,662)

Net increase (decrease)	(168,288)	$(1,754,185)	68,603	$743,470

Investor A
Shares sold	55,032	$554,185	134,087	$1,429,080
Shares issued in reinvestment of distributions	55,702	517,473	14,400	153,505
Shares redeemed	(179,721)	(1,789,927)	(313,625)	(3,348,465)

Net decrease	(68,987)	$(718,269)	(165,138)	$(1,765,880)

Class K
Shares sold	23,269	$241,769	22,211	$240,717
Shares issued in reinvestment of distributions	6,073	56,781	1,248	13,388
Shares redeemed	(19,945)	(193,651)	(44,676)	(477,486)

Net increase (decrease)	9,397	$104,899	(21,217)	$(223,381)

Class R
Shares sold	40,508	$401,805	169,800	$1,783,886
Shares issued in reinvestment of distributions	26,388	245,147	7,040	75,173
Shares redeemed	(50,515)	(511,466)	(294,024)	(3,135,681)

Net increase (decrease)	16,381	$135,486	(117,184)	$(1,276,622)

Total Net Decrease	(211,497)	$(2,232,069)	(234,936)	$(2,522,413)

LifePath® Smart Beta 2020 Fund
Institutional
Shares sold	9,101	$94,085	217,371	$2,449,450
Shares issued in reinvestment of distributions	18,096	174,083	7,043	77,613
Shares redeemed	(1,984)	(20,637)	(49,298)	(545,251)

Net increase	25,213	$247,531	175,116	$1,981,812

Investor A
Shares sold	99,240	$1,024,354	271,686	$2,963,962
Shares issued in reinvestment of distributions	77,344	738,631	34,807	380,444
Shares redeemed	(239,813)	(2,434,407)	(791,796)	(8,654,384)

Net decrease	(63,229)	$(671,422)	(485,303)	$(5,309,978)

Class K
Shares sold	17,711	$181,203	106,426	$1,155,054
Shares issued in reinvestment of distributions	8,391	80,558	4,054	44,593
Shares redeemed	(32,791)	(336,013)	(162,643)	(1,790,703)

Net decrease	(6,689)	$(74,252)	(52,163)	$(591,056)

Class R
Shares sold	75,832	$762,650	265,551	$2,831,354
Shares issued in reinvestment of distributions	57,505	543,421	19,763	214,233
Shares redeemed	(206,294)	(2,095,483)	(281,575)	(3,038,013)

Net increase (decrease)	(72,957)	$(789,412)	3,739	$7,574

Total Net Decrease	(117,662)	$(1,287,555)	(358,611)	$(3,911,648)

102	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19		Year Ended 10/31/18
LifePath® Smart Beta 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	13,827	$143,788	198,720	$2,244,606
Shares issued in reinvestment of distributions	18,387	175,965	4,849	53,825
Shares redeemed	(18,569)	(190,203)	(13,423)	(151,046)

Net increase	13,645	$129,550	190,146	$2,147,385

Investor A
Shares sold	104,978	$1,089,744	350,415	$3,861,367
Shares issued in reinvestment of distributions	117,503	1,118,631	34,591	382,230
Shares redeemed	(534,234)	(5,485,068)	(484,432)	(5,379,911)

Net decrease	(311,753)	$(3,276,693)	(99,426)	$(1,136,314)

Class K
Shares sold	17,849	$184,152	63,239	$707,789
Shares issued in reinvestment of distributions	21,432	205,317	6,566	73,012
Shares redeemed	(14,260)	(142,660)	(60,256)	(670,852)

Net increase	25,021	$246,809	9,549	$109,949

Class R
Shares sold	112,575	$1,147,140	558,313	$5,994,119
Shares issued in reinvestment of distributions	65,773	620,240	22,523	247,081
Shares redeemed	(153,344)	(1,519,222)	(843,087)	(9,252,398)

Net increase (decrease)	25,004	$248,158	(262,251)	$(3,011,198)

Total Net Decrease	(248,083)	$(2,652,176)	(161,982)	$(1,890,178)

LifePath® Smart Beta 2030 Fund
Institutional
Shares sold	28,410	$283,750	155,373	$1,691,870
Shares issued in reinvestment of distributions	14,911	136,284	5,620	59,797
Shares redeemed	(4,645)	(46,882)	(28,103)	(300,417)

Net increase	38,676	$373,152	132,890	$1,451,250

Investor A
Shares sold	97,704	$971,888	297,744	$3,149,199
Shares issued in reinvestment of distributions	83,103	754,574	42,186	445,479
Shares redeemed	(518,691)	(5,169,439)	(481,007)	(5,113,117)

Net decrease	(337,884)	$(3,442,977)	(141,077)	$(1,518,439)

Class K
Shares sold	13,017	$129,429	21,823	$234,347
Shares issued in reinvestment of distributions	13,157	120,388	4,882	51,998
Shares redeemed	(4,221)	(40,513)	(22,698)	(244,175)

Net increase	21,953	$209,304	4,007	$42,170

Class R
Shares sold	270,612	$2,618,053	763,871	$7,849,108
Shares issued in reinvestment of distributions	84,215	759,618	20,480	215,653
Shares redeemed	(267,636)	(2,639,562)	(403,464)	(4,260,063)

Net increase	87,191	$738,109	380,887	$3,804,698

Total Net Increase (Decrease)	(190,064)	$(2,122,412)	376,707	$3,779,679

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19		Year Ended 10/31/18
LifePath® Smart Beta 2035 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	19,060	$204,675	138,184	$1,615,764
Shares issued in reinvestment of distributions	13,407	130,182	3,265	37,553
Shares redeemed	(1,248)	(13,377)	(3,654)	(42,568)

Net increase	31,219	$321,480	137,795	$1,610,749

Investor A
Shares sold	150,072	$1,602,047	226,627	$2,596,306
Shares issued in reinvestment of distributions	65,316	629,629	19,014	216,955
Shares redeemed	(448,452)	(4,751,145)	(290,487)	(3,349,740)

Net decrease	(233,064)	$(2,519,469)	(44,846)	$(536,479)

Class K
Shares sold	40,560	$426,386	68,897	$799,395
Shares issued in reinvestment of distributions	21,582	209,561	5,399	62,087
Shares redeemed	(46,601)	(488,146)	(18,779)	(217,633)

Net increase	15,541	$147,801	55,517	$643,849

Class R
Shares sold	171,951	$1,784,607	593,259	$6,565,286
Shares issued in reinvestment of distributions	69,513	661,066	17,150	193,975
Shares redeemed	(195,850)	(2,009,572)	(608,191)	(6,898,948)

Net increase (decrease)	45,614	$436,101	2,218	$(139,687)

Total Net Increase (Decrease)	(140,690)	$(1,614,087)	150,684	$1,578,432

LifePath® Smart Beta 2040 Fund
Institutional
Shares sold	5,790	$60,828	58,114	$664,297
Shares issued in reinvestment of distributions	3,467	33,181	1,515	17,002
Shares redeemed	(10,635)	(114,815)	(8,719)	(99,753)

Net increase (decrease)	(1,378)	$(20,806)	50,910	$581,546

Investor A
Shares sold	61,549	$637,286	177,945	$1,990,120
Shares issued in reinvestment of distributions	42,280	401,236	20,001	222,412
Shares redeemed	(407,811)	(4,261,294)	(198,796)	(2,224,615)

Net decrease	(303,982)	$(3,222,772)	(850)	$(12,083)

Class K
Shares sold	15,840	$166,847	89,765	$1,026,631
Shares issued in reinvestment of distributions	13,100	125,366	4,866	54,595
Shares redeemed	(20,252)	(211,867)	(21,971)	(246,092)

Net increase	8,688	$80,346	72,660	$835,134

Class R
Shares sold	155,647	$1,606,666	387,238	$4,173,391
Shares issued in reinvestment of distributions	47,591	448,787	13,110	145,255
Shares redeemed	(89,245)	(926,161)	(236,104)	(2,636,217)

Net increase	113,993	$1,129,292	164,244	$1,682,429

Total Net Increase (Decrease)	(182,679)	$(2,033,940)	286,964	$3,087,026

104	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19		Year Ended 10/31/18
LifePath® Smart Beta 2045 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	7,228	$84,274	58,755	$747,384
Shares issued in reinvestment of distributions	5,675	59,473	1,313	16,503
Shares redeemed	(5,685)	(67,511)	(3,947)	(49,773)

Net increase	7,218	$76,236	56,121	$714,114

Investor A
Shares sold	65,574	$751,994	171,100	$2,140,288
Shares issued in reinvestment of distributions	40,515	418,524	10,352	128,258
Shares redeemed	(290,475)	(3,306,281)	(190,777)	(2,384,867)

Net decrease	(184,386)	$(2,135,763)	(9,325)	$(116,321)

Class K
Shares sold	25,050	$287,291	77,022	$978,710
Shares issued in reinvestment of distributions	11,839	124,309	1,503	18,924
Shares redeemed	(13,732)	(157,543)	(8,099)	(103,014)

Net increase	23,157	$254,057	70,426	$894,620

Class R
Shares sold	120,207	$1,346,394	380,866	$4,532,018
Shares issued in reinvestment of distributions	42,073	429,148	9,563	117,532
Shares redeemed	(89,489)	(994,835)	(433,574)	(5,339,747)

Net increase (decrease)	72,791	$780,707	(43,145)	$(690,197)

Total Net Increase (Decrease)	(81,220)	$(1,024,763)	74,077	$802,216

LifePath® Smart Beta 2050 Fund
Institutional
Shares sold	7,403	$80,263	33,571	$398,051
Shares issued in reinvestment of distributions	3,064	30,054	706	8,279
Shares redeemed	(437)	(4,491)	(1,450)	(16,908)

Net increase	10,030	$105,826	32,827	$389,422

Investor A
Shares sold	111,918	$1,195,850	252,781	$2,946,653
Shares issued in reinvestment of distributions	53,874	523,115	14,032	162,776
Shares redeemed	(392,726)	(4,205,714)	(173,415)	(2,031,649)

Net increase (decrease)	(226,934)	$(2,486,749)	93,398	$1,077,780

Class K
Shares sold	20,459	$223,108	56,220	$662,268
Shares issued in reinvestment of distributions	6,397	62,945	1,064	12,511
Shares redeemed	(9,703)	(105,866)	(18,854)	(223,671)

Net increase	17,153	$180,187	38,430	$451,108

Class R
Shares sold	125,448	$1,327,643	314,156	$3,549,370
Shares issued in reinvestment of distributions	32,755	316,087	10,318	119,281
Shares redeemed	(58,753)	(633,922)	(445,010)	(5,155,293)

Net increase (decrease)	99,450	$1,009,808	(120,536)	$(1,486,642)

Total Net Increase (Decrease)	(100,301)	$(1,190,928)	44,119	$431,668

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19		Year Ended 10/31/18
LifePath® Smart Beta 2055 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,821	$55,393	22,920	$284,050
Shares issued in reinvestment of dividends and distributions	1,334	13,923	417	5,105
Shares redeemed	(1,030)	(12,057)	(2,434)	(30,061)

Net increase	5,125	$57,259	20,903	$259,094

Investor A
Shares sold	7,650	$88,017	12,309	$151,129
Shares issued in reinvestment of distributions	2,300	23,970	663	8,102
Shares redeemed	(7,308)	(84,706)	(23,310)	(288,371)

Net increase (decrease)	2,642	$27,281	(10,338)	$(129,140)

Class K
Shares sold	26,533	$303,586	26,954	$333,779
Shares issued in reinvestment of dividends and distributions	3,502	36,627	1,093	13,410
Shares redeemed	(14,850)	(166,650)	(11,276)	(140,312)

Net increase	15,185	$173,563	16,771	$206,877

Class R
Shares sold	111,543	$1,252,155	300,837	$3,520,038
Shares issued in reinvestment of distributions	18,729	192,723	2,793	33,904
Shares redeemed	(34,933)	(393,227)	(140,699)	(1,714,231)

Net increase	95,339	$1,051,651	162,931	$1,839,711

Total Net Increase	118,291	$1,309,754	190,267	$2,176,542

LifePath® Smart Beta 2060 Fund
Institutional
Shares sold	—	$—	—	$—
Shares redeemed	—	—	(43)	(456)

Net increase (decrease)	—	$—	(43)	$(456)

Investor A
Shares sold	5,461	$56,144	700	$7,789
Shares issued in reinvestment of distributions	29	271	1	2
Shares redeemed	(3)	(30)	—	—

Net increase	5,487	$56,385	701	$7,791

Class K
Shares sold	165	$1,727	—	$—
Shares issued in reinvestment of dividends and distributions	1	4	—	—
Shares redeemed	(1)	(2)	—	—

Net increase	165	$1,729	—	$—

Class R
Shares sold	27,147	$271,864	1,625	$16,965
Shares issued in reinvestment of distributions	364	3,348	1	2
Shares redeemed	(882)	(9,063)	(62)	(681)

Net increase	26,629	$266,149	1,564	$16,286

Total Net Increase	32,281	$324,263	2,222	$23,621

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Notes to Financial Statements  (unaudited) (continued)

At April 30, 2019, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500	2,000
Investor A	—	—	—	—	—	—	—	—	2,500	2,000
Class K	—	—	—	—	—	—	—	—	192,500	94,000
Class R	—	—	—	—	—	—	—	—	2,500	2,000

11.	SUBSEQUENTEVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

On May 15, 2019, the Board of Trustees of BlackRock Funds II approved the reorganization of LifePath® Smart Beta 2020 Fund (the “Target Fund”) with and into LifePath® Smart Beta Retirement Fund. The reorganization is expected to occur during the fourth quarter of 2019. Shareholders of the Target Fund are not required to approve the reorganization.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Additional Information

Proxy Results

A Special Meeting of Shareholders was held on November 21, 2018 for shareholders of record on September 24, 2018, to elect a Board of Trustees of the Trust. The newly elected Trustees took office effective January 1, 2019.

Shareholders approved the Trustees* of BlackRock Funds II with voting results as follows:

	Votes For	Votes Abstained
Bruce R. Bond	1,768,557,321	23,393,649
Susan J. Carter	1,774,676,659	17,274,316
Collette Chilton	1,774,927,042	17,023,928
Neil A. Cotty	1,774,339,329	17,611,646
Robert Fairbairn	1,769,112,015	22,838,955
Lena G. Goldberg	1,773,958,033	17,992,937
Robert M. Hernandez	1,767,787,917	24,163,053
Henry R. Keizer	1,770,277,845	21,673,125
Cynthia A. Montgomery	1,774,347,865	17,603,105
Donald C. Opatrny	1,773,981,316	17,969,654
John M. Perlowski	1,768,934,833	23,016,137
Joseph P. Platt	1,771,958,912	19,992,058
Mark Stalnecker	1,774,409,896	17,541,074
Kenneth L. Urish	1,773,914,598	18,036,372
Claire A. Walton	1,774,960,910	16,990,060

*	Denotes Trust-wide proposal and voting results.

The above Trustees, referred to as the BlackRock Multi-Asset Board, have also been elected to serve as trustees for other BlackRock-advised equity, multi-asset, index and money market funds.

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

A D D I T I O N A L I N F O R M A T I O N	109

Additional Information  (continued)

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

110	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPSB-4/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 8, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 8, 2019

4